           The Munder Funds                       The Munder Funds
     Supplement Dated May 25, 2001          Supplement Dated May 25, 2001
 to Prospectus Dated October 27, 2000   to Prospectus Dated October 27, 2000
     As Restated February 26, 2001         Class A, B, C and II Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
    February 26, 2001 (Power Plus)
    Class A, B, C and II Shares of:


Munder Balanced Fund,  Munder Bio(Tech)/2/ Fund, Munder  Digital Economy Fund,
 Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future
  Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund
   (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate
    Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder
     Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund

                           RE-OPENING OF NETNET FUND

Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.

                            REINVESTMENT PRIVILEGE

The Reinvestment Privilege in the section entitled Your Investment-- Shareholder Privileges in the prospectus is hereby deleted in its entirety and replaced with the following:

  Reinvestment Privilege. For 60 days after you sell shares of any Munder Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to shares of a Fund. You, your broker or your financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

                FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:

         Annual Fund Operating Expenses as a % of net assets
----------------------------------------------------------------------
                                          Class A   Class B   Class C
                                          Shares    Shares    Shares
                                          -------   -------   -------
Multi-Season Growth Fund
Management Fees (1)...................... 0.75%     0.75%     0.75%
Distribution and/or Service
 (12b-1) Fees............................ 0.25%     1.00%     1.00%
Other Expenses........................... 0.25%     0.25%     0.25%
                                          -----     -----     -----
Total Annual Fund
 Operating Expenses...................... 1.25%     2.00%     2.00%
                                          =====     =====     =====

                             Examples
----------------------------------------------------------------------
                         Class A Class B   Class B    Class C Class C
                         Shares  Shares*   Shares**   Shares* Shares**
                         ------- -------   --------   ------- --------
1 Year.................. $  675  $  720     $  205    $  308   $  205
3 Years................. $  930  $  961     $  634    $  633   $  633
5 Years................. $1,205  $1,319     $1,088    $1,087   $1,087
10 Years................ $1,988  $2,149***  $2,149*** $2,345   $2,345
-------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

                     MANAGEMENT FOR MICRO-CAP EQUITY FUND

The Management--Portfolio Managers section in the prospectus with respect to the Micro-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

  A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

SUPPROEQABC&1152501

            The Munder Funds                        The Munder Funds
     Supplement Dated May 25, 2001           Supplement Dated May 25, 2001
  to Prospectus Dated October 27, 2000    to Prospectus Dated October 27, 2000
     As Restated February 26, 2001                 Class K Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
     February 26, 2001 (Power Plus)
           Class K Shares of:


Munder Balanced Fund, Munder Bio(Tech)/2/ Fund, Munder Digital Economy Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology
 Fund, Munder Growth Opportunities Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Index 500 Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder
  Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund,
   Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S.
    Treasury Money Market Fund

                 FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses as a % of net
                   assets
---------------------------------------------
Multi-Season Growth Fund
Management Fees (1)...................  0.75%
Other Expenses
 Shareholder Servicing Fees...........  0.25%
 Other Operating Expenses.............  0.25%
                                        -----
Total Other Expenses..................  0.50%
                                        -----
Total Annual Fund Operating Expenses..  1.25%
                                        =====

           Examples
-------------------------------
1 Year.................. $  128
3 Years................. $  399
5 Years................. $  690
10 Years................ $1,518

-------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

                      MANAGEMENT FOR MICRO-CAP EQUITY FUND

The Management--Portfolio Managers section in the prospectus with respect to the Micro-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

   A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

SUPPROK52501

           The Munder Funds                       The Munder Funds
     Supplement Dated May 25, 2001          Supplement Dated May 25, 2001
 to Prospectus Dated October 27, 2000   to Prospectus Dated October 27, 2000
     As Restated February 26, 2001               Class Y Shares of:
     (All Funds Except Power Plus)

          to Prospectus Dated
    February 26, 2001 (Power Plus)
          Class Y Shares of:


Munder Balanced Fund,  Munder Bio(Tech)/2/ Fund, Munder  Digital Economy Fund,
Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future
 Technology Fund, Munder International Equity Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder MidCap Select Fund (formerly Munder Growth Opportunities Fund), Munder Multi-Season Growth
  Fund, Munder NetNet Fund, Munder Power Plus Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Framlington Emerging Markets Fund, Munder Framlington
   Global Financial Services Fund, Munder Framlington Healthcare Fund, Munder Framlington International Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S.
    Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-
     Free Money Market Fund and Munder U.S. Treasury Money Market Fund

                           RE-OPENING OF NETNET FUND

Effective May 23, 2001, the NetNet Fund will be re-opened to new investors.

                FEES AND EXPENSES FOR MULTI-SEASON GROWTH FUND

The section entitled Risk/Return Summary--Fees and Expenses for the Multi-Season Growth Fund is hereby deleted in its entirety and replaced with the following:


     Annual Fund Operating Expenses
          as a % of net assets
-----------------------------------------
Multi-Season Growth Fund
Management Fees (1)...............  0.75%
Other Expenses....................  0.25%
                                   -----
 Total Annual Fund Operating Ex-
  penses..........................  1.00%
                                   =====

           Examples
-------------------------------
1 Year.................. $  103
3 Years................. $  320
5 Years................. $  555
10 Years................ $1,229

--------
(1) The expenses have been restated for the current fiscal year to reflect a reduction in the management fee for the Fund to 0.75% effective as of May 15, 2001.

                     MANAGEMENT FOR MICRO-CAP EQUITY FUND

The Management--Portfolio Managers section in the prospectus with respect to the Micro-Cap Equity Fund is hereby deleted in its entirety and replaced with the following:

  A team of professional portfolio managers employed by MCM makes investment decisions for the Fund.

                            AVAILABILITY OF SHARES

The Class Y Shares of all the Funds except the Cash Investment Fund, Multi-Season Growth Fund and the Money Market Fund are not currently available for purchase in the State of Nebraska. The Class Y Shares of the Future Technology Fund, Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of New Hampshire. The Class Y Shares of Framlington Global Financial Services Fund and MidCap Select Fund are not currently available for purchase in the State of Montana.

SUPPROY52501

            The Munder Funds                        The Munder Funds
     Supplement Dated May 25, 2001           Supplement Dated May 25, 2001
  to Prospectus Dated October 27, 2000    to Prospectus Dated October 27, 2000
     As Restated February 26, 2001              Class A and B Shares of:
        Class A and B Shares of:


                            The Munder Fund of Funds
                        (formerly All-Season Aggressive)

                               FEES AND EXPENSES

The fee table in the section entitled Risk/Return Summary--Fees and Expenses in the prospectus is hereby deleted in its entirety and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                             Class A   Class B
                                                             Shares    Shares
Shareholder Fees (fees paid directly from your investment)   -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
 offering price)...........................................   5.5%(a)   None
Maximum Deferred Sales Charge (Load) (as a % of the lesser
 of original purchase price or redemption proceeds)........   None(b)     5%(c)
Sales Charge (Load) Imposed on Reinvested Dividends........   None      None
Redemption Fees............................................   None      None
Exchange Fees..............................................   None      None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                                               Class A  Class B
                                                               Shares   Shares
                                                               -------  -------
Management Fees...............................................   0.05 %   0.05 %
Distribution and/or Service (12b-1) Fees......................   0.30 %   1.00 %
Other Expenses................................................   0.26 %   0.26 %
                                                                -----    -----
Total Annual Fund Operating Expenses..........................   0.61 %   1.31 %
                                                                =====    =====
Less Fee Waiver (1)...........................................  (0.05)%  (0.05)%
                                                                -----    -----
Net Expenses..................................................   0.56 %   1.26 %
                                                                =====    =====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.00% through October 31, 2001, or the effective date of The Munder Funds, Inc. next annual registration statement update, whichever is sooner.

In addition to the expenses shown above, shareholders of the Funds will indirectly bear its pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the underlying funds. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 2000 ranged form 0.55% to 2.06%.

SUPPROMMFAB52501

            The Munder Funds                        The Munder Funds
     Supplement Dated May 25, 2001           Supplement Dated May 25, 2001
  to Prospectus Dated October 27, 2000    to Prospectus Dated October 27, 2000
     As Restated February 26, 2001                 Class Y Shares of:
           Class Y Shares of:


                            The Munder Fund of Funds
                        (formerly All-Season Aggressive)

                               FEES AND EXPENSES

The fee table in the section entitled Risk/Return Summary-Fees and Expenses in the prospectus is hereby deleted in its entirety and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases......................  None
Maximum Deferred Sales Charge (Load)..................................  None
Sales Charge (Load) Imposed on Reinvested Dividends...................  None
Redemption Fees.......................................................  None
Exchange Fees.........................................................  None

Annual Fund Operating Expenses (expenses that are paid from Fund as-
sets)
as a % of net assets
Management Fees.......................................................  0.05%
Other Expenses........................................................  0.26%
                                                                       -----
Total Annual Fund Operating Expenses..................................  0.31%
                                                                       -----
Less Fee Waiver (1)................................................... (0.05)%
                                                                       -----
Net Expenses..........................................................  0.26%
                                                                       -----

--------
(1) The advisor has contractually agreed to reduce the management fees for the Fund to 0.00% through October 31, 2001, or the effective date of The Munder Funds, Inc. next annual registration statement update, whichever is sooner.

In addition to the expenses shown above, shareholders of the Fund will indirectly bear its pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the underlying funds. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 2000 ranged form 0.55% to 2.06%.

SUPPROMMFY52501

                 THE MUNDER FUNDS, INC., THE MUNDER FUNDS TRUST
                     AND THE MUNDER FRAMLINGTON FUNDS TRUST

Munder Balanced Fund                                                  Munder Framlington Emerging Markets Fund
Munder Bio(Tech)2 Fund                                                Munder Framlington Global Financial Services Fund
Munder Digital Economy Fund                                           Munder Framlington Healthcare Fund
Munder Equity Income Fund (formerly Munder Growth & Income Fund)      Munder Framlington International Growth Fund
Munder Focus Growth Fund (formerly Munder Equity Selection Fund)      Munder Bond Fund
Munder Future Technology Fund                                         Munder Intermediate Bond Fund
Munder MidCap Select Fund (formerly Munder Growth Opportunities       Munder International Bond Fund
Fund)
Munder Index 500 Fund                                                 Munder U.S. Government Income Fund
Munder International Equity Fund                                      Munder Michigan Tax-Free Bond Fund
Munder International NetNet Fund                                      Munder Tax-Free Bond Fund
Munder Micro-Cap Equity Fund                                          Munder Tax-Free Short-Intermediate Bond Fund
Munder Multi-Season Growth Fund                                       Munder Cash Investment Fund
Munder NetNet Fund                                                    Munder Money Market Fund
Munder Power Plus Fund                                                Munder Tax-Free Money Market Fund
Munder Real Estate Equity Investment Fund                             Munder U.S. Treasury Money Market Fund
Munder Small-Cap Value Fund
Munder Small Company Growth Fund

                          (collectively, the "Funds")

                      STATEMENT OF ADDITIONAL INFORMATION

    October 27, 2000 As Restated May 25, 2001 (all Funds except Power Plus)

            February 26, 2001 as Restated May 25, 2001 (Power Plus)

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fifteen investment portfolios, fourteen of which are described in this SAI; The Munder Funds Trust (the "Trust") currently offers a selection of fourteen investment portfolios, each of which is described in this SAI; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of four investment portfolios, each of which is described in this SAI. This SAI is not a prospectus, and should be read only in conjunction with the Company's, the Trust's, and Framlington's Prospectuses dated October 27, 2000, as restated February 26, 2001 (all Funds except Power Plus) or dated February 26, 2001 (Power Plus). A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. The financial statements for the Company, the Trust and Framlington including notes thereto, dated June 30, 2000 are incorporated by reference into this SAI from the annual reports of the Company, the Trust and Framlington.

     An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



SAI501

                               TABLE OF CONTENTS


                                                                            Page
                                                                            ----
History and General Information..........................................     3
Fund Investments.........................................................     4
Risk Factors and Special Considerations -- Index 500 Fund................    18
Risk Factors and Special Considerations -- Michigan Tax-Free Bond Fund
and Tax-Free Short-Intermediate Bond Fund................................    19
Investment Limitations...................................................    22
Temporary Defensive Position.............................................    27
Management of the Funds..................................................    27
Investment Advisory and Other Service Arrangements.......................    31
Code of Ethics...........................................................    42
Portfolio Transactions...................................................    43
Additional Purchase, Redemption, Exchange and Conversion Information.....    46
Net Asset Value..........................................................    49
Performance Information..................................................    50
Taxes....................................................................    57
Additional Information Concerning Shares.................................    64
Other Information........................................................    65
Registration Statement...................................................    85
Financial Statements.....................................................    86
Appendix A...............................................................   A-1
Appendix B...............................................................   B-1


No person has been authorized to give any information or to make any representations not contained in this SAI or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

HISTORY AND GENERAL INFORMATION

The following Funds are described in this SAI:

The Munder Funds Trust
----------------------

Munder Balanced Fund ("Balanced Fund")
Munder Equity Income Fund ("Equity Income Fund") (formerly Munder Growth & Income Fund)
Munder Index 500 Fund ("Index 500 Fund")
Munder International Equity Fund ("International Equity Fund")
Munder Small Company Growth Fund ("Small Company Growth Fund")
Munder Bond Fund ("Bond Fund")
Munder Intermediate Bond Fund ("Intermediate Bond Fund")
Munder U.S. Government Income Fund ("U.S. Income Fund")
Munder Michigan Tax-Free Bond Fund ("Michigan Bond Fund")
Munder Tax-Free Bond Fund ("Tax-Free Bond Fund")
Munder Tax-Free Short-Intermediate Bond Fund ("Tax-Free Short-Intermediate Bond Fund")
Munder Cash Investment Fund ("Cash Investment Fund")
Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund")
Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.
----------------------

Munder Bio(Tech)/2/ Fund ("Bio(Tech)/2/ Fund")
Munder Digital Economy Fund ("Digital Economy Fund")
Munder Focus Growth Fund ("Focus Growth Fund") (formerly Munder Equity Selection
Fund)
Munder Future Technology Fund ("Future Technology Fund")
Munder MidCap Select Fund ("MidCap Select Fund") (formerly Munder Growth Opportunities Fund)
Munder International NetNet Fund ("International NetNet Fund")
Munder Micro-Cap Equity Fund ("Micro-Cap Fund")
Munder Multi-Season Growth Fund ("Multi-Season Fund")
Munder NetNet Fund ("NetNet Fund")
Munder Power Plus Fund ("Power Plus Fund")
Munder Real Estate Equity Investment Fund ("Real Estate Fund")
Munder Small-Cap Value Fund ("Small-Cap Value Fund")
Munder International Bond Fund ("International Bond Fund")
Munder Money Market Fund ("Money Market Fund")

The Munder Framlington Funds Trust
----------------------------------

Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Global Financial Services Fund ("Global Financial Services Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

     The Company, the Trust and Framlington are each open-end investment management companies. All of the Funds are diversified except for the International Bond Fund, the Michigan Bond Fund, the Tax-Free Short-Intermediate Bond Fund and the Future Technology Fund.

     The Trust was organized on August 30, 1989 under the name "PDB Fund," which was changed in November 1989 to "Opportunity Funds," in February 1990 to "Ambassador Funds" and in June 1995 to "The Munder Funds Trust." The Tax-Free Short-Intermediate Bond Fund originally commenced operations on February 9, 1987 under the name Tax-Free Intermediate Bond Fund as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-

Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

     As stated in each Prospectus, the investment advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly-owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     World Asset Management ("World"), a Delaware limited liability company, is the investment advisor for the Index 500 Fund and the International Equity Fund. World is a wholly-owned subsidiary of the Advisor.

     Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor for the Emerging Markets, Global Financial Services, Healthcare and International Growth Funds (the "Framlington Funds"), the International NetNet Fund and the Bio(Tech)/2/ Fund. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in each Prospectus.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives of Multi-Season Fund, Real Estate Fund and Money Market Fund, each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt interest; all other investment policies, other than those specifically designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares.
There can be no assurance that a Fund will achieve its objective.

     A description of applicable credit ratings is set forth in Appendix A to this SAI.

     For purposes of this SAI, the Bio(Tech)/2/ Fund, Digital Economy Fund, Equity Income Fund, Focus Growth Fund, Future Technology Fund, Global Financial Services Fund, Index 500 Fund, International Equity Fund, International NetNet Fund, Micro-Cap Fund, MidCap Select Fund, Multi-Season Fund, NetNet Fund, Power Plus Fund, Real Estate Fund, Small-Cap Value Fund, Small Company Growth Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; the Bond Fund, Intermediate Bond Fund and U.S. Income Fund are referred to as the "Bond Funds"; the Michigan Bond Fund, Tax-Free Bond Fund and Tax-Free Short-Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds."

     Borrowing. Each of the Funds is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

     Foreign Securities. Each Equity Fund (except Bio(Tech)/2/ Fund, Global Financial Services Fund, Real Estate Fund, International Equity Fund, International NetNet Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Each Tax-Free Bond Fund may invest up to 10% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries, one of which may be the United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging market countries. There is no limit on the Healthcare Fund's and Bio(Tech)/2/ Fund's investments in foreign securities. The Future Technology Fund, International NetNet Fund, NetNet Fund and Multi-Season Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular. For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to a Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward currency contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of a Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, a Fund may enter into a forward currency contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward currency contracts will be designated on the records of the Funds' custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the designated securities, the designated securities will be valued at market or fair value.
If the market or fair value of such securities declines, additional cash or securities will be designated daily so that the value of the designated securities will equal the amount of such commitments by the Fund. A forward currency contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward currency contract (or call option) permitting a Fund to buy the same currency at a price no higher than a Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting a Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. The Equity Funds, Balanced Fund, Tax-Free Bond Funds, International Bond Fund and the Bond Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). If, after the time of acquisition, events cause this limit to be exceeded, a Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

  Each Fund (except U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). A Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade liquid securities on the books of the Fund's custodian, to avoid any potential leveraging of a Fund's portfolio.

     The Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market.
The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. Each of the Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund.

     For hedging or other purposes, the Funds may invest in investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which their shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Examples of index-based, exchange traded investment companies include: SPDRs(R), Select Sector SPDRs(R), DIAMONDS(SM) and NASDAQ 100 Shares.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Funds due to (i) the inability of the borrower to return securities,
(ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor, World (with respect to the Index 500 Fund or International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-Rated Debt Securities. It is expected that each Fund (other than the Money Market Funds, Index 500 Fund and Equity Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"), or in comparable unrated securities. The Equity Income Fund may invest up to 20% of the value of its total assets in such securities. The Money Market Funds and the Index 500 Fund may not invest in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. Each of the Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by a Fund in commercial paper will consist of issues rated at the time of purchase A-1 and/or P-1 by S&P or Moody's. In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World (with respect to the Index 500 Fund or International Equity
Fund) or the Sub-Advisor (with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Company, the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. For a detailed description on options, see Appendix B to this SAI.

     Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage

REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. Each of the Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase the securities at an agreed-upon time and price ("repurchase agreements"). The Advisor, World or the Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain cash, U.S. Government securities or other liquid securities designated on the books of the Fund or the Fund's custodian in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Fund will also be required to deposit similar collateral with its custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Balanced Fund, Cash Investment Fund, Money Market Fund, the Tax-Free Bond Funds and Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Company and the Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Funds intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Short-Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Short-Intermediate Bond Fund may purchase and sell bond index futures contracts.

The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor, World (with respect to the Index 500 Fund and the International Equity Fund) or the Sub-Advisor (with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

     The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Funds will be required to deposit as "initial margin" an amount of cash or short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     Stripped Securities. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company, the Trust and Framlington are not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     The U.S. Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on U.S. Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class).
SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. The U.S. Treasury Money Market Fund will purchase obligations issued by the U.S. Treasury. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the

Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, U.S. Treasury Notes and U.S. Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Guaranteed Investment Contracts. The Bond Funds, International Bond Fund, Cash Investment Fund and Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the Fund's limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit a Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When a Fund agrees to purchase securities on a when-issued or forward commitment basis, a Fund will designate cash or liquid portfolio securities equal to the amount of the commitment. Normally, a Fund will designate portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments, the Advisor or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

     A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

     When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., Fitch IBCA, Inc. and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of Cash Investment Fund and Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. Each of Cash Investment Fund, Money Market Fund and Tax-Free Money Market Fund intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Directors/Trustees, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Directors/Trustees or the Advisor, World or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

           RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Index 500 Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Index 500 Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Index 500 Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Index 500 Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Index 500 Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Index 500 Fund differently than the performance of the S&P
500. Conversely, if smaller companies were not purchased by the Index 500 Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Index 500 Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Index 500 Fund could reduce the number of issuers represented in the Index 500 Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Index 500 Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for the securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Index 500 Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Index 500 Fund's ability to achieve its investment objective.

     The Index 500 Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Index 500 Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Index 500 Fund in due course consistent with the Index 500 Fund's investment objective.

     In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P
500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Index 500 Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges.
In addition, the Index 500 Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Index 500 Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Index 500 Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Index 500 Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P").
S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

        RISK FACTORS AND SPECIAL CONSIDERATIONS - MICHIGAN BOND FUND AND
                     TAX-FREE SHORT-INTERMEDIATE BOND FUND

     The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Trust has not independently verified this information.

     The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

     Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

     The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include portions of collections from the personal income tax, the single business tax, use tax, sales tax and various other taxes.

     The State's Constitution also limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund, discussed below. The State may raise taxes in excess of the limit in emergency situations, when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

     In 1977, the State enacted legislation which created the Counter-Cyclical Budget and Economic Stabilization Fund, commonly known as the Budget Stabilization Fund ("BSF"), to accumulate balances during years of significant economic growth for utilization in years when the State's economy experiences cyclical downturns or unforeseen fiscal emergencies. Calculated on an accrual basis, the unreserved ending accrued balance of the BSF on September 30, 1995 was $987.9 million, $614.5 million on September 30, 1996, $579.8 million on September 30, 1997 and 1,000.5 million on September 30, 1998. The balance is net of a reserve for future education funding of $539.1 million on September 30, 1996 and $572.6 million on September 30, 1997.

     In 1999, legislation was passed completely phasing out the single business tax ("SBT"). Effective January 1, 1999, the SBT rate was reduced from 2.3% to 2.2% and is to be reduced annually by 0.1% each January 1 until the tax is completely eliminated. The annual reduction does not occur if the BSF balance for the prior fiscal year is under $250 million. SBT rate reductions will cease until the BSF fiscal year ending balance returns to $250 million or more. The same legislation also provides single business tax relief for companies that spin off a portion of their business pursuant to a restructuring, specifically defines the tax base of foreign corporations for single business tax purposes and replaces the capital acquisition deduction with an investment tax credit ("ITC"). The ITC becomes effective on January 1, 2000 and was set at the revenue neutral rate of 0.85%, which will be reduced in proportion to the SBT rate cut.

     Property tax and school finance reform measures enacted in 1998 substantially cut local school property taxes and raised additional State revenues to replace most of the property tax cut. A constitutional amendment approved by the voters in March 1994, increased the State sales and use tax from 4% to 6%, limited the ability of local school districts to levy taxes, and limited assessment increases for each parcel of property to the lesser of 5% or the rate of inflation. When property is subsequently sold, its taxable value will revert to the current assessment level of 50% of true cash value.
Companion legislation increased the cigarette tax $.25 to $.75 per pack and imposed an additional tax of 16% of the wholesale price on certain other tobacco products, imposed a State real estate transfer tax of 0.75% and a 6-mill State property tax and cut the State's income tax rate from 4.6% to 4.4%. These measures shift significant portions of the cost of local school operations from local school districts to the State and raise additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

     The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding. Relief sought includes damages in tort cases generally, alleviation of prison overcrowding, improvement of prison medical and mental health care and refund claims under State taxes. The State is also a party to various legal proceedings which, if resolved in the State's favor, would result in contingency gains to the State's General Fund balance, but without material effect upon such fund balance. Although the ultimate disposition and consequences of all of these proceedings are not presently determinable, the Attorney General of the State has indicated in a recent official statement prepared in connection with issuance of general obligation bonds of the State that such ultimate dispositions and consequences of any single proceeding or all legal proceedings collectively should not themselves, except as listed below, have a material adverse effect on the security for such bonds; provided, however, that no opinion is expressed with respect to the ultimate disposition and consequences of any litigation in combination with any State revenue loss, the implementation of any tax reduction proposal or the failure of the State to realize any budget assumption.

     On August 22, 1994, the Ingham Circuit and probate courts, together with the 55th District Court, filed suits in the Court of Claims and Ingham County Circuit Court against the State of Michigan and Ingham County for declaratory and injunctive relief, and for damages, due to the alleged failure of the State Court Administrative Office to properly calculate Ingham County's reimbursement under the court funding statute. These cases have been dismissed by stipulation of the parties because the plaintiffs are raising the same claims as members of a class action captioned as 10th Judicial Circuit, et al v State of Michigan, et al. Plaintiffs assert that the amount in controversy exceeds $5 million dollars. The case is currently pending final class certification.

     In an order dated June 10, 1997 and a decision rendered July 31, 1997, the Michigan Supreme Court decided, in the consolidated cases of Durant v State of Michigan and Schmidt v State of Michigan, that the special education, special education transportation, bilingual education, driver training and school lunch programs provided by local school districts are State mandated programs within the meaning of Michigan Constitution, Article 9, (S) 29 (part of the so-called "Headlee Amendment") and, therefore, the State is obligated to fund these programs at levels established by the Headlee Amendment. In fashioning a remedy in this case of first impression under the Headlee Amendment, the Court concluded that, in future cases, the correct remedy will typically be limited to a declaratory judgment. However, due to the protracted nature of the Durant and Schmidt litigation, the Court ruled that money damages, without interest, shall be paid to the 84 plaintiff school districts for the full amount of the underfunding for the State mandated programs during the 1991-92, 1992-93, and 1993-94 school years. On November 19, 1997, the Governor signed legislation providing approximately $212 million to the 84 plaintiff school districts to cover the underfunding for those three years. That payment was made to the 84 plaintiff school districts on April 15, 1998 from the State's Budget Stabilization Fund. The board of education of each plaintiff school district is to determine the appropriate distribution of the award between taxpayer relief and/or use by the district for other public purposes. The Court has affirmed the award to plaintiffs of their costs including attorney fees. Approximately 400 other school districts have asserted similar claims. In companion legislation signed by the Governor on November 19, 1997, the State will pay each "non-Durant" school district for its underfunded State mandated program costs for those same three years, if the district agreed, by March 2, 1998, to waive any claim against the State of the same nature as the claims made by the 84 Durant plaintiffs through September 30, 1997. All "non-Durant" school districts submitted the statutory waiver by March 2, 1998. It is estimated that the aggregate payments to the "non-Durant" school districts will, over time, total $632 million. Those payments, commencing in fiscal year 1998-1999, will be paid out of the Budget Stabilization Fund and the General Fund, half in annual payments over 10 years and half in annual payments over 15 years.

  On May 14, 1998, more than 100 Michigan school districts and individuals filed suit in the Michigan Court of Appeals, asserting that the current version of the state school aid act violates the Headlee Amendment, in much the same manner as prior versions of the act were ruled unconstitutional by the Michigan Supreme Court in Durant v State Board of Education, 456 Mich 175 (1977). Durant, et al. v State, et al. ("Durant II"). The Durant II plaintiffs are claiming damages of approximately $347 million for each of the 1997-1998, 1998-1999 and 1999-2000 school years for the State's alleged underfunding of special education services, special education transportation, and school lunch programs. The Durant II plaintiffs are also requesting a declaratory judgment that the current version of the state school aid act will not provide proper funding levels for future school years. They also seek attorney fees and costs of the litigation. On June 11, 1998, the Michigan Court of Appeals dismissed this suit on technical grounds, without prejudice however, to the timely filing of a new complaint. On September 29, 1998, the Michigan Supreme Court reversed the June 11, 1998 Order of the Michigan Court of Appeals and remanded Durant II to the Michigan Court of Appeals. The Michigan Supreme Court directed the Michigan Court of Appeals to resolve expeditiously certain issues raised by the Durant II plaintiffs.

     On October 30, 1998, the school districts moved to amend their complaint to challenge the newly-enacted amendments to the State School Aid Act, 1998 PA 339, to add claims for the 1999-2000 fiscal year and to add a new count for mandamus against the State treasurer. On December 2, 1998, the Court of Appeals granted the Durant II plaintiffs' motion to amend the complaint and established a briefing schedule. On September 17, 1999, the Court of Appeals granted the Durant II plaintiffs' motion to file a second amended complaint which, among other provisions, added 125 additional school districts and at least 125 individuals as plaintiffs, bringing the entire class to approximately 500 plaintiffs. The case remains pending in the Court of Appeals and is expected to proceed in an expedited fashion.

     The principal sectors of Michigan's diversified economy are the manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industries, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1998, this figure had fallen to 14.4%. Although manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy, approximately 66% of the civilian labor force is currently engaged in service related employment.

     As of the date of this SAI, the State's general obligation bonds have been rated "AA+" by Standard & Poor's Ratings Service, a division of The McGraw-Hill Companies, Inc. ("S&P"), "Aa1" by Moody's Investors Service, Inc. ("Moody's"), and "AA+" by Fitch ICBA ("Fitch"). In January, 1998, the State received an upgrade from S&P from its prior rating of "AA". In March, 1998, the State received an upgrade from Moody's from its prior rating of "Aa2". In April, 1998, the State received an upgrade from Fitch from its prior rating of "AA". Such ratings are in each case based upon certain information and materials concerning the Bonds and the State furnished by the State to such rating agencies. Any explanation of the significance of such ratings may be obtained only from the rating agencies furnishing the same. There is no assurance that such ratings will prevail for any given period of time or that they will not be revised downward or withdrawn entirely by any or all of such rating agencies if, in the judgment of any or all of them, circumstances so warrant. Any such downward revision or withdrawal of such ratings, or any or all of them, may have an adverse effect on the market price of the Bonds. To the extent that the portfolio of Michigan municipal bonds is comprised of revenue of general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information-Shareholder Approvals").

     No Fund of the Trust may:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of a Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan

          Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Bond Fund and the Tax-Free Short-Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of a Fund's total assets;

     2. Borrow money or issue senior securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of a Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation;

     3. Purchase any securities which would cause 25% or more of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in investment limitation 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clause
          (i) and, with respect to the Money Market Funds, clause (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

     4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act;

     6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with a Fund's investment objective, policies and limitations may be deemed to be underwriting;

     7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Short-Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof;

     8. Purchase securities of companies for the purpose of exercising control;

     9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities;

     10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity Fund and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies; or

     11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

     In addition, the Tax-Free Short-Intermediate Bond Fund may not:

     1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor who own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

     2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation; or

     3. Participate on a joint or joint and several basis in any securities trading account.

     No Fund of Framlington may:

     1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of a Fund may be invested without regard to this 5% limitation;

     2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries and the Global Financial Services Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the financial services industry);

     3. Borrow money or enter into reverse repurchase agreement except that a Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided a Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

     8. Purchase securities on margin, or make short sales of securities (except that the Global Financial Services Fund may make short sales of securities), except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but a Fund may make margin deposits in connection with transactions in options, futures and options of futures;

     9.   Make investments for the purpose of exercising control or management;

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by a Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by a Fund's Prospectus; or

     11.  Issue senior securities, except as permitted by the 1940 Act.

     Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

     1.   Invest more than 15% of its net assets in illiquid securities;

     2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

     3. Invest in other investment companies except as permitted under the 1940 Act.

     No Fund of the Company may:

     1. Invest more than 25% of its total assets in any one industry (i) provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not considered to represent industries; (ii) except that the Real Estate Fund will invest more than 25% of its assets in securities of issuers in the real estate industry; (iii) except that the NetNet Fund will invest more than 25% of its assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with the Internet or Intranet related businesses; (iv) provided that with respect to the Focus Growth Fund, utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; (v) except that the Future Technology Fund will invest more than 25% of its total assets in the technology industry; (vi) except that the International NetNet Fund will invest more than 25% of its assets in securities of foreign companies engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing of products, processes or services for use with the Internet or Intranet related businesses; (vii) except that the Bio(Tech)2 Fund will invest more than 25% of its assets in securities of companies dedicated to biotechnological solutions for the healthcare and medical fields; and
          (viii) except that the Power Plus Fund will invest more than 25% of its assets in securities of companies that are primarily engaged in non-regulated energy and power activities;

     2. (For each Fund except the International Bond Fund and the Future Technology Fund) with respect to 75% of a Fund's assets, invest more than 5% of a Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

     3. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by investment limitation 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

     7. (For each Fund except the Real Estate Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of
          (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities;

     8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

     9.   Make investments for the purpose of exercising control or management;
          or

     10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Future Technology, Growth Opportunities, Multi-Season, NetNet, Real Estate, Value and International Bond Funds of forward currency contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

     Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that each Fund may not:

     1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund only) which are not otherwise marketable;

     2. (For each Fund except the International Bond Fund and the Future Technology Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

     3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases); or

     4. Invest in other investment companies except as permitted under the 1940 Act.

     In addition, the International Bond Fund and the Future Technology Fund may not with respect to 50% of each Fund's assets, invest more than 5% of each Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

  During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Fund (other than the Index 500 Fund) may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUNDS

                        TRUSTEES, DIRECTORS AND OFFICERS

     The trustees, directors and executive officers of the Trust, Framlington and the Company, and their business addresses, ages, and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a trustee/director who may be deemed to be an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust, Framlington and the Company.


                                  Positions with Trust, Company      Principal Occupation(s)
Name, Address and Age             and Framlington+                   During Past 5 Years
---------------------             -----------------------------      -----------------------
Charles W. Elliott                Trustee/Director and Chairman      Senior Advisor to the President, Western
1024 Essex Circle                 of the Board of Trustees and       Michigan University (July 1995 through December
Kalamazoo, MI 49008               Directors                          1998).  Director, Steelcase Financial
Age 69.                                                              Corporation.

John Rakolta, Jr.                 Trustee/Director and Vice          Chairman and Chief Executive Officer, Walbridge
1876 Rathmor                      Chairman of the Boards of          Aldinger Company (construction company) (1991
Bloomfield Hills, MI 48304        Trustees and Directors             to present).
Age 53.

Thomas B. Bender                  Trustee/Director                   Director, Disciplined Growth Investors
5033 Wood Ridge Road                                                 (investment management firm) (December 1999 to
Glen Arbor, MI 49636                                                 present); Partner, Financial & Investment
Age 67.                                                              Management Group (April 1991 to December 1999).


David J. Brophy                   Trustee/Director                   Professor, University of Michigan.  Director,
1025 Martin Place                                                    River Place Financial Corporation.
Ann Arbor, MI 48104
Age 64.

Dr. Joseph E. Champagne           Trustee/Director                   Vice President, Macomb College (since 2001);
319 East Snell Road                                                  Dean, Macomb College (since September 1997);
Rochester, MI 48306                                                  Corporate and Executive Consultant (since
Age 62.                                                              September 1993).  Chairman of Board of
                                                                     Directors, Ross Controls of Troy, Michigan
                                                                     (manufacturing and engineering corporation).

Thomas D. Eckert                  Trustee/Director                   President and Chief Executive Officer, Capital
10726 Falls Pointe Drive                                             Automotive REIT (real estate investment trust
Great Falls, VA 22066                                                specializing in retail automotive properties)
Age 53.                                                              (since November 1997); President, Mid-Atlantic
                                                                     Region of Pulte Home Corporation (developer of
                                                                     residential land and construction of housing
                                                                     units) (1983 to 1997).  Director, Capital
                                                                     Automotive REIT (real estate investment trust
                                                                     specializing in retail automotive properties).

Dr. Arthur T. Porter              Trustee/Director                   President and Chief Executive Officer of the
3663 Woodward Ave.,                                                  Detroit Medical Center (May 1999 to present);
Suite 200                                                            Executive Vice President and Chief Operating
Detroit, MI 48201                                                    Officer of Detroit Medical Center (February
Age 44.                                                              1999 to May 1999); Professor with Tenure and
                                                                     Chairman of Radiation Oncology of Wayne State
                                                                     University School of Medicine (1991 to 1999);
                                                                     Radiation Oncologist in Chief of Detroit
                                                                     Medical Center (1991 to 1999); President and
                                                                     Chief Executive Officer of Radiation Oncology
                                                                     Research and Development Center (1991 to 1999);
                                                                     Chief, Gershenson Radiation Oncology
                                                                     Center-Harbor Hospital (1991 to 1999).
                                                                     Chairman of the Board of Chancellors of the
                                                                     American College of Radiation Oncology;
                                                                     Director, Board of Scientific Counselors of
                                                                     National Cancer Institute (USA); Director,
                                                                     Detroit Economic Club.

Michael T. Monahan*               Trustee/Director                   President of Monahan Enterprises, LLC
913 W. Harsdale                                                      (consulting company) (June 1999 to present);
Bloomfield Hills, MI 48302                                           Chairman of the Advisor (January 2000 to
Age 62.                                                              December 2000); Chief Executive Officer of the
                                                                     Advisor (October 1999 to December 1999);
                                                                     President of Comerica Incorporated (February
                                                                     1992 to June 1999); President of Comerica Bank
                                                                     (February 1992 to June 1999).  Director,
                                                                     Framlington Group plc (December 1999 to
                                                                     present); Director, Hertz Corporation;
                                                                     Director, Jacobson Stores, Inc.


James C. Robinson                 President                          Chief Executive Officer of the Advisor (January
480 Pierce Street                                                    2000 to present) Executive Vice President of
Suite 300                                                            the Advisor (February 1998 to December 1999);
Birmingham, MI 48009                                                 Chief Investment Officer/Fixed Income of the
Age 39.                                                              Advisor (January 1995 to December 1999).

Stephen J. Shenkenberg            Vice President and Secretary       General Counsel to the Advisor (July 2000 to
480 Pierce Street                                                    present); Deputy General Counsel of Strong
Suite 300                                                            Capital Management, Inc. (November 1996 to July
Birmingham, MI 48009                                                 2000); Associate Counsel of Strong Capital
Age 42.                                                              Management, Inc. (December 1992 to November

Elyse G. Essick                   Vice President                     Vice President and Director of Communications
480 Pierce Street                                                    and Client Services of the Advisor (since
Suite 300                                                            January 1995).
Birmingham, MI 48009
Age 42.

Peter K. Hoglund                  Vice President                     Chief Administration Officer of the Advisor
480 Pierce Street                                                    (May 2000 to present); Associate of Heartland
Suite 300                                                            Industrial Partners, a private equity group
Birmingham, MI 48009                                                 (October 1999 to May 2000); Sr. Portfolio
Age 35.                                                              Manager of the Advisor (January 1995 to October
                                                                     1999); Research Analyst of the Advisor (May
                                                                     1993 to January 1995).

Bradford E. Smith                 Treasurer                          Manager of Mutual Fund Operations of the
480 Pierce Street                                                    Advisor (March 2000 to present); Administrator
Suite 300                                                            of Mutual Fund Operations of the Advisor
Birmingham, MI 48009                                                 (August 1999 to February 2000); Assistant Vice
Age 28.                                                              President, Madison Mosaic, LLC (advisor to the
                                                                     Mosaic Funds) (September 1998 to July 1999);
                                                                     Assistant Director of Shareholder Service,
                                                                     Madison Mosaic, LLC (April 1997 to August
                                                                     1998); Cash Manager, GIT Funds (n.k.a. Mosaic
                                                                     Funds); (June 1996 to March 1997); Registered
                                                                     Representative, GIT Investment Services, Inc.
                                                                     (January 1995 to May 1996).

Mary Ann Shumaker                 Assistant Secretary                Associate General Counsel of the Advisor (since
480 Pierce Street                                                    July 1997); Associate, Miro Weiner & Kramer
Suite 300                                                            (law firm) (1991 to 1997).
Birmingham, MI 48009
Age 46.

______
+ Individual holds the same position with St. Clair Funds, Inc. ("St. Clair") and Munder @Vantage Fund ("@Vantage"), each a registered investment company.

     Trustees of the Trust and Framlington who are not employees of the Advisor or any of its affiliates and Directors of the Company and St. Clair who are not employees of the Advisor or any of its affiliates receive an aggregate fee from the Trust, Framlington, the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of

$35,000 (($43,750) for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of @Vantage who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive a retainer and a fee for each meeting of the committee attended. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the fiscal year ended June 30, 2000. @Vantage had not yet commenced operations as of June 30, 2000.

=================================================================================================================================
                             Charles W. Elliot     John Rakolta, Jr.    Thomas B.   David J.    Dr. Joseph E.       Thomas D.
                                 Chairman            Vice Chairman       Bender      Brophy       Champagne           Eckert
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from the Company                      $25,473               $23,513      $23,513    $23,513          $23,513         $23,513
 (comprised of 14 funds)
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from the Trust                        $28,733               $26,523      $26,523    $26,523          $26,523         $26,523
 (comprised of 14 funds)
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from Framlington                      $   768               $   709      $   709    $   709          $   709         $   709
 (comprised of 4 funds)
---------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from St. Clair                        $ 1,901               $ 1,755      $ 1,755    $ 1,755          $ 1,755         $ 1,755
 (comprised of 11 funds)
---------------------------------------------------------------------------------------------------------------------------------
Pension Retirement
 Benefits Accrued as
 Part of Fund Expenses                 None                  None         None       None             None            None
---------------------------------------------------------------------------------------------------------------------------------
Estimated Annual
 Benefits upon Retirement              None                  None         None       None             None            None
---------------------------------------------------------------------------------------------------------------------------------
Total from the Fund
 Complex                               $56,875               $52,500      $52,500    $52,500          $52,500         $52,500
=================================================================================================================================

     No officer, director or employee of the Advisor, World, the Sub-Advisor, Comerica, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of September 29, 2000, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust, the Trustees and officers of Framlington, as a group, owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the Emerging Markets Fund and the Healthcare Fund in which Trustees and officers, as a group, owned 1.010% and 2.6939% of Class Y shares these Funds, respectively, and the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company except the Future Technology Fund, the International NetNet Fund, the Micro-Cap Fund, the Money Market Fund and the NetNet Fund in which the Directors and officers, as a group, owned 3.2730%, 4.8830%, 1.7247%, 1.8166% and 5.3636% of Class Y shares of these
Funds, respectively.

     James C. Robinson is administrator of a pension plan for employees of Munder Capital Management, which as of September 29, 2000, owned 9,646.102 Class Y shares of the Emerging Markets Fund, 18,604.340 Class Y shares of the International Growth Fund, 29,470.215 Class Y shares of the Equity Income Fund, 1,361.020 Class Y shares of the Money Market Fund, 5,774.189 Class Y shares of the Micro-Cap Fund, 42,122.135 Class Y shares of the Multi-Season Growth Fund, 19,188.187 Class Y shares of the Real Estate Fund, 42,664.112 Class Y shares of the Index 500 Fund, 13,327.778 Class Y shares of the Small-Cap Value Fund, 12,107.029 Class Y shares of the International Equity Fund and 10,2388.090 Class Y shares of the Small Company Growth Fund, which represented less than 1% of the outstanding Class Y Shares of these Funds. As of the same date, the pension plan owned 9,144.787 Class Y shares of the Healthcare Fund, 18,821.439 Class Y shares of the Focus Growth Fund, 6,758.464 Class Y shares of the NetNet Fund, 43,425.03 Class Y shares of the International Bond Fund and 146,187.565 Class

Y shares of the Bond Fund, which represented 1.5490%, 1.790%, 1.6521%, 1.2070% and 1.1767%, respectively, of the outstanding Class Y shares of these Funds.

     The initial sales charge on Class A shares of the Funds of the Company, the Trust and Framlington will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

     Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or Framlington itself would be unable to meet its obligations.

     Each Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor, World and Sub-Advisor. The Advisor of each Fund (other than the Index 500 Fund and the International Equity Fund) is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank - Detroit, which in turn. is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The investment advisor for the Index 500 Fund and the International Equity Fund is World Asset Management, a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor.

     The Funds have entered into Investment Advisory Agreements (the "Advisory Agreements") with the Advisor or World which have been approved by the shareholders.

     Under the terms of the Advisory Agreements, the Advisor or World furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor or World, subject to review by the

Trust's and the Company's Boards of Directors/Trustees. Under the terms of the Advisory Agreement between the Advisor and Framlington and the Advisor and the Company, the Advisor furnishes overall investment management for the Framlington Funds, the International NetNet Fund and Bio(Tech)2 Fund, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Directors/Trustees as requested.

     The Advisory Agreements will continue in effect for a period of two years from their effective dates. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Boards of Directors/Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Boards of Directors/Trustees. Each Advisory Agreement is terminable with respect to a Fund by vote of the Boards of Directors/Trustees, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor or World. The Advisor or World may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC Holdings plc, a banking and financial services organization based in the United Kingdom.

     The Framlington Funds have entered into a Sub-Advisory Agreement with the Advisor and the Sub-Advisor which has been approved by the shareholders of the Framlington Funds. The International NetNet Fund and Bio(Tech)2 Fund have entered into a Sub-Advisory Agreement with the Advisor and the Sub-Advisor which has been approved by the shareholders of these Funds. Under the terms of each Sub-Advisory Agreement, the Sub-Advisor provides sub-advisory services to the Framlington Funds, the International NetNet Fund and Bio(Tech)2 Fund. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including decisions regarding purchases and sales of portfolio securities by the Framlington Funds, the International NetNet Fund and Bio(Tech)2 Fund. The Sub-Advisor is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of related brokerage commissions.

     Each Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors/Trustees who are not parties to a Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Directors/Trustees. Each Sub-Advisory Agreement is terminable by vote of the Board of Directors/Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. Each Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

     For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

1.25% of average daily net assets
     .  Emerging Markets Fund**
     .  International NetNet Fund

     .  Bio(Tech)/2/ Fund

1.00% of the first $250 million of average daily net assets and .75% of net assets in excess of $250 million
     .  International Growth Fund**
     .  Healthcare Fund**

1.00% of average daily net assets
     .  Micro-Cap Fund

1.00% of a Fund's average daily net assets up to $4 billion; 0.95% of a Fund's average daily net assets from $4 billion to $5 billion; and 0.90% of a Fund's average daily net assets in excess of $5 billion.

     .  Future Technology Fund
     .  NetNet Fund

 .75% of average daily net assets
     .  Digital Economy Fund
     .  Equity Income Fund
     .  Focus Growth Fund
     .  Global Financial Services Fund**
     .  MidCap Select Fund**
     .  International Equity Fund
     .  Power Plus Fund
     .  Small-Cap Value Fund
     .  Small Company Growth Fund
     .  Multi-Season Fund*

 .74% of average daily net assets
     .  Real Estate Fund

 .65% of average daily net assets
     .  Balanced Fund

 .50% of average daily net assets
     .  Bond Fund
     .  Intermediate Bond Fund
     .  International Bond Fund
     .  U.S. Income Fund
     .  Michigan Bond Fund
     .  Tax-Free Bond Fund
     .  Tax-Free Short-Intermediate Bond Fund

 .40% of average daily net assets
     .  Money Market Fund

 .35% of average daily net assets
     .  Cash Investment Fund
     .  Tax-Free Money Market Fund
     .  U.S. Treasury Money Market Fund
----------
** The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to MidCap Select Fund, International Growth Fund, Emerging Markets Fund, Healthcare Fund and Global Financial Services Fund. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion.

     The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, up to .625% of average daily net assets for the Emerging Markets Fund and .375% of average daily net assets for the Global Financial Services Fund. The Advisor pays the Sub-Advisor a monthly fee equal on an annual basis of 0.625% of each average daily net assets for the International NetNet Fund and the Bio(Tech)/2/ Fund.

     For the advisory services provided and expenses assumed by it, World has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

 .20% of the first $250 million of average daily net assets;
0.12% of the next $250 million of net assets and .07% of net assets in excess of $500 million
     .  Index 500 Fund

 .75% of average daily net assets
     .  International Equity Fund

     For the fiscal year ended June 30, 1998 (and for the period from commencement of operations through June 30, 1998 for the Global Financial Services Fund and MidCap Select Fund), the Advisor received fees after waivers, if any, of $524,133 for the Balanced Fund, $1,900,685 for the Equity Income Fund, $884,003 for the Index 500 Fund, $1,628,425 for the International Equity Fund, $3,045,349 for the Small Company Growth Fund, $1,116,093 for the Bond Fund, $2,770,357 for the Intermediate Bond Fund, $1,386,132 for the U.S. Income Fund, $261,589 for the Michigan Bond Fund, $1,017,292 for the Tax-Free Bond Fund, $1,542,255 for the Tax-Free Short-Intermediate Bond Fund, $3,750,786 for the Cash Investment Fund, $1,075,987 for the Tax-Free Money Market Fund, $470,094 for the U.S. Treasury Money Market Fund, $6,169,411 for the Multi-Season Fund, $612,857 for the Real Estate Fund, $454,600 for the Money Market Fund, $516,840 for the International Growth Fund, $554,427 for the Emerging Markets Fund, $143,897 for the Healthcare Fund, $304,989 for the Micro-Cap Equity Fund, $1,028,013 for the Small-Cap Value Fund, $253,258 for the International Bond Fund, $62,684 for NetNet Fund, $302 for the Global Financial Services Fund and $193 for the MidCap Select Fund.

     For the fiscal year ended June 30, 1999 (and for the period of commencement of operations through June 30, 1999 for the Focus Growth Fund) the Advisor received fees after waivers, if any, of $417,501 for the Balanced Fund, $50,364 for the Focus Growth Fund, $1,851,765 for the Equity Income Fund, $19,294 for the MidCap Select Fund $681,461 for the Index 500 Fund, $1,537,543 for the International Equity Fund, $432,863 for the Micro-Cap Equity Fund, $5,611,477 for the Multi-Season Fund, $8,434,195 for NetNet Fund, $652,005 for the Real Estate Fund, $1,022,524 for the Small-Cap Value Fund, $2,558,572 for the Small Company Growth Fund, $1,323,141 for the Bond Fund, $2,847,670 for the Intermediate Bond Fund, $270,236 for the International Bond Fund, $345,389 for the Michigan Bond Fund, $971,168 for the Tax-Free Bond Fund, $1,511,012 for the Tax-Free Short-Intermediate Bond Fund, $1,506,263 for the U.S. Income Fund, $4,450,033 for the Cash Investment Fund, $514,285 for the Money Market Fund, $1,188,449 for the Tax-Free Money Market Fund, $334,833 for the U.S. Treasury Money Market Fund, $626,144 for the International Growth Fund, $538,218 for the Emerging Markets Fund, $192,182 for the Healthcare Fund and $18,413 for the Global Financial Services Fund.

     For the fiscal year ended June 30, 2000, the Advisor received fees after waivers, if any, of $260,611 for the Balanced Fund, $1,483,572 for the Equity Income Fund, $85,110 for the Focus Growth Fund, $8,502,085 for the Future Technology Fund, $48,430 for the MidCap Select Fund $1,400,747 for the Index 500 Fund, $1,637,127 for the International Equity Fund, $1,039,691 for International NetNet Fund, $852,143 for the Micro-Cap Equity Fund, $5,251,672 for the Multi-Season Fund, $62,796,523 for NetNet Fund, $493,473 for the Real Estate Fund, $716,497 for the Small-Cap Value Fund, $1,874,829 for the Small Company Growth Fund, $1,077,348 for the Bond Fund, $2,355,369 for the Intermediate Bond Fund, $244,829 for the International Bond Fund, $280,550 for the Michigan Bond Fund, $771,797 for the Tax-Free Bond Fund, $1,220,097 for the Tax-Free Short-Intermediate Bond Fund, $1,299,092 for the U.S. Income Fund, $4,653,012 for the Cash Investment Fund, $488,797 for the Money Market Fund, $1,275,367 for the Tax-Free Money Market Fund, $222,962 for the U.S. Treasury Money Market Fund,

$787,367 for the International Growth Fund, $773,463 for the Emerging Markets Fund, $819,735 for the Healthcare Fund and $28,221 for the Global Financial Services Fund.

     For the fiscal year ended June 30, 1998, the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $421,846 for the Index 500 Fund, $75,264 for the Micro-Cap Equity Fund, $1,214,795 for the Multi-Season Growth Fund, $110,473 for the Emerging Markets Fund, $112,541 for the Healthcare Fund, $105,456 for the International Growth Fund, $33,890 for the NetNet Fund and $2 for the MidCap Select Fund.

     For the fiscal year ended June 30, 1999, the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $12,414 for the MidCap Select Fund, $1,778,650 for the Index 500 Fund, $50,658 for the Micro-Cap Equity Fund, $1,250,000 for the Multi-Season Growth Fund, $118,477 for the Emerging Markets Fund, $59,761 for the Healthcare Fund, $93,638 for the International Growth Fund and $0 for the NetNet Fund.

     For the fiscal year ended June 30, 2000, the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $375,027 for the Future Technology Fund, $3,256 for the MidCap Select Fund, $2,311,983 for the Index 500 Fund, $4,684 for the Micro-Cap Equity Fund, $1,250,000 for the Multi-Season Growth Fund, $95,447 for the Emerging Markets Fund, $15,128 for the Healthcare Fund, $17,963 for the International Growth Fund and $30,409 for the Global Financial Services Fund.

     Distribution Agreement. The Trust, Framlington and the Company have entered into an amended and restated combined distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Suite 300, Boston, Massachusetts 02109.

     Distribution Services Arrangements - Class A, Class B, Class C and Class II Shares. Each Fund has adopted an amended and restated combined Distribution and Service Plan (the "Plan") with respect to its Class A, Class B, Class C and Class II Shares pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of each Fund. Under the Plan for Class B, Class C and Class II Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B, Class C and Class II Shares of each relevant Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B, Class C and Class II Shares of each relevant Fund.

     Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors/Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant class of the respective Fund on not more than 30 days' written notice to the Distributor of the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Directors/Trustees periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

     The Directors/Trustees have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retaining existing accounts;
(iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class B, Class C and Class II Shares of each relevant Fund, the Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B, Class C and Class II Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

Fees paid to the Distributor Pursuant to the Plan for Class A Shares for the last three fiscal years.

                                          Fiscal Year                Fiscal Year                Fiscal Year
                                          Ended                      Ended                      Ended
                                          6/30/98                    6/30/99                    6/30/00
                                          -----------------------------------------------------------------
Funds of the Trust
Balanced Fund                             $  1,274                   $  2,752                   $    6,781
Bond Fund                                 $  2,735                   $  5,031                   $    6,407
Cash Investment Fund                      $269,773                   $318,257                   $  340,566
Equity Income Fund                        $ 14,520                   $ 14,718                   $   14,052
Index 500 Fund                            $140,154                   $668,669                   $1,143,992
Intermediate Bond Fund                    $ 17,654                   $ 22,016                   $   23,737
International Equity Fund                 $ 15,618                   $ 16,677                   $   20,809
Michigan Bond Fund                        $  2,067                   $  5,390                   $    3,097
Small Company Growth Fund                 $ 59,251                   $ 52,064                   $   41,740
Tax-Free Bond Fund                        $  7,966                   $  6,166                   $    5,108
Tax-Free Short-Intermediate Bond Fund     $ 17,556                   $ 16,189                   $   13,533
Tax-Free Money Market Fund                $154,996                   $177,079                   $  203,692
U.S. Income Fund                          $  6,581                   $  9,378                   $   14,228
U.S. Treasury Money Market Fund           $ 18,269                   $ 28,349                   $   40,320

Funds of the Company
Future Technology Fund                         N/A                        N/A                   $  807,563
International Bond Fund                   $    400                   $    813                   $      931
International NetNet Fund                      N/A                        N/A                   $   93,973
Micro-Cap Fund                            $ 14,218                   $ 19,674                   $   52,367
Money Market Fund                         $ 31,560                   $ 45,127                   $   77,597
Multi-Season Fund                         $ 55,691                   $100,839                   $  138,000
NetNet Fund                               $  2,066                   $839,394                   $5,779,672
Real Estate Fund                          $  6,769                   $  7,993                   $    7,030
Small-Cap Value Fund                      $ 10,714                   $ 15,374                   $   10,020

Funds of Framlington
Emerging Markets Fund                     $  1,804                   $  1,134                   $    4,275
Healthcare Fund                           $  7,066                   $ 10,366                   $   55,424
International Growth Fund                 $  3,287                   $  5,139                   $    6,907

     As of June 30, 2000, the Focus Growth Fund, MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class A Shares.

Fees paid to the Distributor Pursuant to the Plan for Class B Shares for the last three fiscal years.

                                     FISCAL YEAR ENDED          FISCAL YEAR ENDED           FISCAL YEAR ENDED
                                       JUNE 30, 1998              JUNE 30, 1999               JUNE 30, 2000
                                  DISTRIBUTION              DISTRIBUTION                DISTRIBUTION
                                   AND SERVICE              AND SERVICE                 AND SERVICE
                                  FEES         CDSCs        FEES         CDSCs          FEES          CDSCs
                               ----------------------------------------------------------------------------------
Funds of the Trust
Balanced Fund                     $  3,890     $ 1,004      $    9,120   $      909     $    41,466   $    5,282
Bond Fund                         $  6,329     $   245      $   15,696   $    2,354     $    31,465   $   15,127

                                    FISCAL YEAR ENDED              FISCAL YEAR ENDED                  FISCAL YEAR ENDED
                                      JUNE 30, 1998                  JUNE 30, 1999                      JUNE 30, 2000
                                  DISTRIBUTION                  DISTRIBUTION                       DISTRIBUTION
                                  AND SERVICE                   AND SERVICE                        AND SERVICE
                                  FEES            CDSCs         FEES              CDSCs            FEES               CDSCs
                               -------------------------------------------------------------------------------------------------
Equity Income Fund                $ 10,447        $ 2,013       $   24,950        $    4,389       $    36,171        $    9,635
Index 500 Fund                    $421,479        $51,363       $1,928,910        $  146,960       $ 3,539,936        $  445,827
Intermediate Bond Fund            $  5,683        $ 1,556       $   22,201        $    9,978       $    52,872        $   21,820
International Equity Fund         $ 11,221        $ 2,246       $    9,592        $    4,257       $    21,134        $    4,959
Michigan Bond Fund                $  4,234        $    27       $    6,916        $      434       $     4,878        $   11,055
Small Company Growth Fund         $107,506        $ 6,931       $  107,763        $   36,705       $    85,145        $   39,502
Tax-Free Bond Fund                $  3,552        $    50       $    7,353        $      428       $    11,148        $    4,706
Tax-Free Short-Intermediate
 Bond Fund                        $  3,575        $     0       $    9,837        $      652       $    12,688        $    2,746

U.S. Income Fund                  $ 12,408        $     1       $   35,222        $    3,037       $    48,689        $   13,410

Funds of the Company
Future Technology Fund            N/A             N/A           N/A               N/A              $ 3,288,288        $1,144,892
International Bond Fund           $    401        $     0       $    1,342        $        0       $     1,544        $      500
International NetNet Fund         N/A             N/A           N/A               N/A              $   294,198        $        0
Micro-Cap Fund                    $ 81,387        $18,345       $  127,395        $   50,177       $   265,788        $   50,080
Money Market Fund                 $  7,836        $ 2,888       $   47,860        $   77,825       $   209,739        $  549,710
Multi-Season Fund                 $942,437        $57,921       $  948,914        $   41,704       $   672,504        $   81,040
NetNet Fund                       $  1,359*       $     0       $3,635,986        $1,584,021       $26,585,334        $8,862,142
Real Estate Fund                  $ 63,758        $ 6,409       $   56,177        $   22,385       $    37,020        $   24,644
Small-Cap Value Fund              $ 15,054        $   590       $   28,749        $    6,116       $    28,323        $   10,622

Funds of Framlington
Emerging Markets Fund             $  4,169        $ 1,670       $    4,912        $   22,506       $    21,671        $    9,496
Healthcare Fund                   $ 42,842        $ 7,556       $   75,939        $   43,628       $   302,508        $  163,343
International Growth Fund         $  2,170        $   190       $    5,792        $   15,508       $    10,623        $    4,494

_____________________________________
*  Figures reflect period from commencement of operations through June 30, 1998.

   As of June 30, 2000, the Focus Growth Fund, the MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class B Shares.

Fees paid to the Distributor Pursuant to Plan for Class C Shares for the last three fiscal years.

                                    FISCAL YEAR ENDED              FISCAL YEAR ENDED                  FISCAL YEAR ENDED
                                      JUNE 30, 1998                  JUNE 30, 1999                      JUNE 30, 2000
                                  DISTRIBUTION                  DISTRIBUTION                       DISTRIBUTION
                                  AND SERVICE                   AND SERVICE                        AND SERVICE
                                  FEES            CDSCs         FEES              CDSCs            FEES               CDSCs
                                  --------------------------------------------------------------------------------------------------
Funds of the Trust
Balanced Fund                     $    880        $    29       $ 1,491           $   36           $14,537            $  504
Bond Fund                         $  1,545        $   862       $ 2,689           $    0           $ 4,054            $  444
Equity Income Fund                $  7,781        $    67       $ 9,852           $2,098           $10,898            $2,154
Index 500 Fund                    N/A*            N/A           N/A**             N/A              N/A                N/A
Intermediate Bond Fund            $  1,584        $ 7,747       $ 2,423           $  436           $ 7,507            $1,117
International Equity Fund         $ 23,594        $11,988       $17,822           $  259           $29,497            $1,010
Michigan Bond Fund                $    747        $     0       $ 2,242           $2,946           $ 1,545            $  130
Small Company Growth Fund
                                  $ 51,322        $13,088       $47,642           $4,471           $33,388            $1,134
Tax-Free Bond Fund                $    396        $     0       $   666           $   10           $ 1,676            $   53
Tax-Free Short-Intermediate       N/A*            N/A           $   316           $    0           $ 2,757            $1,387
 Bond Fund
U.S. Income Fund                  $    268        $    35       $ 6,931           $    0           $13,976            $2,663

                                    FISCAL YEAR ENDED              FISCAL YEAR ENDED                  FISCAL YEAR ENDED
                                      JUNE 30, 1998                  JUNE 30, 1999                      JUNE 30, 2000
                                  DISTRIBUTION                  DISTRIBUTION                       DISTRIBUTION
                                  AND SERVICE                   AND SERVICE                        AND SERVICE
                                  FEES            CDSCs         FEES              CDSCs            FEES               CDSCs
                               ----------------------------------------------------------------------------------------------------
Funds of the Company
International Bond Fund           $      2        $     0       $      491        $      0          $       524       $        0
Micro-Cap Fund                    $ 42,988        $24,200       $   57,284        $  6,445          $   117,226       $   10,072
Money Market Fund                 $ 13,170        $     3       $   15,411        $ 11,034          $    74,390       $   85,315
Multi-Season Fund                 $112,333        $   556       $  125,706        $  1,353          $   113,212       $      835
NetNet Fund                       N/A*            N/A           $1,370,510        $235,208          $12,742,083       $1,166,840
Real Estate Fund                  $ 10,810        $   261       $   12,460        $    594          $     8,021       $      254
Small-Cap Value Fund              $  9,109        $   159       $   17,721        $    719          $    14,296       $       40

Funds of Framlington
Emerging Markets Fund             $    448        $     0       $    3,029        $     75          $     7,425       $    2,222
Healthcare Fund                   $ 20,953        $   474       $   23,360        $    446          $   202,310       $   75,560
International Growth Fund         $  1,303        $   142       $    1,744        $     46          $     4,721       $      751

___________________________________
* As of June 30, 1998, the NetNet Fund had not commenced selling Class C shares.

Fees paid to the Distributor Pursuant to the Plan for Class II shares for the last fiscal year.

                                                      Fiscal Year
                                                        Ended
                                                       6/30/00
                                       -----------------------------------------
                                       DISTRIBUTION
                                       AND SERVICE
                                       FEES                      CDSCs
Funds of the Company
Future Technology Fund                 $1,882,575                $   0
International NetNet Fund              $        0                $   0

     As of June 30, 2000, the Focus Growth Fund, the MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class II Shares.

     The following amounts were paid by each Fund under its Plan for Class B shares during the fiscal year ended June 30, 2000.

                                           Printing and
                                            Mailing of
                                         Prospectuses to                                                  Interest
                                            other than                                   Compensation    Carrying or
                                             Current      Compensation    Compensation     to Sales    other Financing
                            Advertising    Shareholders  to Underwriters   to Dealers      Personnel       Charges
                            -----------  --------------  ---------------  -------------  ------------  ----------------
Funds of the Trust
Balanced Fund               $0           $0               $0              $  2,876.93    $0            $ 1,819.41
Bond Fund                   $0           $0               $0              $  2,835.39    $0            $   933.03
Equity Income Fund          $0           $0               $0              $  4,696.20    $0            $ 1,148.10
Index 500 Fund              $0           $0               $0              $322,091.50    $0            $71,823.88
Intermediate Bond Fund      $0           $0               $0              $  4,339.88    $0            $   767.44
International Equity        $0           $0               $0              $  2,806.07    $0            $   254.70
 Fund
Michigan Bond Fund          $0           $0               $0              $    785.62    $0            $    73.60
Small Company Growth        $0           $0               $0              $ 14,197.68    $0            $ 4,418.72
 Fund

                                           Printing and
                                            Mailing of
                                         Prospectuses to
                                            other than                                          Compensation     Interest Carrying
                                             Current         Compensation     Compensation        to Sales            or other
                           Advertising     Shareholders     to Underwriters    to Dealers         Personnel       Financing Charges
                           -----------   ---------------    ---------------   -------------     ------------     ------------------
Fund
Tax-Free Bond Fund         $0            $0                 $0                $    1,260.45     $0               $       25.86
Tax-Free                   $0            $0                 $0                $    1,815.31     $0               $      355.82
 Short-Intermediate
 Bond Fund
U.S. Income Fund           $0            $0                 $0                $    4,966.51     $0               $      378.48

Funds of the Company
Future Technology Fund     $0            $0                 $0                $   10,992.45     $0               $  204,772.62
International Bond Fund    $0            $0                 $0                $      291.54     $0               $       96.94
International NetNet       $0            $0                 $0                $    1,713.59     $0               $   20,194.59
 Fund
Micro-Cap Fund             $0            $0                 $0                $   35,209.00     $0               $   13,765.99
Money Market Fund          $0            $0                 $0                $   47,850.82     $0               $   (7,521.10)
Multi-Season Fund          $0            $0                 $0                $  131,273.74     $0               $   95,725.41
NetNet Fund                $0            $0                 $0                $1,009,301.27     $0               $1,208,675.96
Real Estate Fund           $0            $0                 $0                $    6,548.59     $0               $    1,654.14
Small-Cap Value Fund       $0            $0                 $0                $    4,691.76     $0               $    1,677.02

Funds of Framlington
Emerging Markets Fund      $0            $0                 $0                $    1,432.62     $0               $     1,00.30
Healthcare Fund            $0            $0                 $0                $   22,248.65     $0               $   18,662.40
International Growth       $0            $0                 $0                $    1,368.68     $0               $      293.76
 Fund

   As of June 30, 2000, the Focus Growth Fund, the MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class B Shares.

   The following amounts were paid by each Fund under its Plan for Class C shares during the fiscal year ended June 30, 2000.

                                           Printing and
                                            Mailing of
                                         Prospectuses to
                                            other than                                          Compensation     Interest Carrying
                                             Current         Compensation     Compensation        to Sales            or other
                           Advertising     Shareholders     to Underwriters    to Dealers         Personnel       Financing Charges
                           -----------   ---------------    ---------------   ------------      ------------     ------------------
Funds of the Trust
Balanced Fund              $0            $0                 $0                $ 2,180.13        $0               $  94.94
Bond Fund                  $0            $0                 $0                $   675.81        $0               $ (51.53)
Equity Income Fund         $0            $0                 $0                $ 3,420.82        $0               $(240.49)
Index 500 Fund             $0            $0                 $0                $        0        $0               $      0
Intermediate Bond Fund     $0            $0                 $0                $ 2,226.28        $0               $ 566.99
International Equity       $0            $0                 $0                $17,331.12        $0               $(174.90)
 Fund
Michigan Bond Fund         $0            $0                 $0                $   748.46        $0               $ (28.53)
Small Company Growth       $0            $0                 $0                $21,539.09        $0               $(265.26)
 Fund
Tax-Free Bond Fund         $0            $0                 $0                $   259.13        $0               $  61.28

                                             Printing and
                                              Mailing of
                                           Prospectuses to
                                              other than                                          Compensation    Interest Carrying
                                               Current         Compensation     Compensation        to Sales           or other
                             Advertising     Shareholders     to Underwriters    to Dealers         Personnel      Financing Charges
                             -----------   ---------------    ---------------   -------------     ------------    ------------------
Tax-Free                     $0            $0                 $0                $      199.74     $0              $   (38.52)
 Short-Intermediate
 Bond Fund
U.S. Income Fund             $0            $0                 $0                $    3,124.60     $0              $  (190.18)
Funds of the Company
International Bond Fund      $0            $0                 $0                $      104.74     $0              $       63
Micro-Cap Fund               $0            $0                 $0                $   53,664.87     $0              $   424.94
Money Market Fund            $0            $0                 $0                $   57,253.29     $0              $  (946.75)
Multi-Season Fund            $0            $0                 $0                $   90,680.47     $0              $(1,623.41)
NetNet Fund                  $0            $0                 $0                $1,417,124.24     $0              $74,241.84
Real Estate Equity           $0            $0                 $0                $    4,366.40     $0              $   (46.41)
 Investment Fund
Small-Cap Value Fund         $0            $0                 $0                $    8,144.74     $0              $   105.65

Funds of Framlington
Emerging Markets Fund        $0            $0                 $0                $    3,251.99     $0              $    17.16
Healthcare Fund              $0            $0                 $0                $   19,089.82     $0              $ 2,666.61
International Growth         $0            $0                 $0                $      810.43     $0              $    34.95
 Fund

   The following amounts were paid by each Fund under its Plan for Class II shares during the fiscal year ended June 30, 2000.

                                           Printing and
                                            Mailing of
                                         Prospectuses to
                                            other than                                          Compensation     Interest Carrying
                                             Current         Compensation     Compensation        to Sales            or other
                           Advertising     Shareholders     to Underwriters    to Dealers         Personnel       Financing Charges
                           -----------   ---------------    ---------------   -------------     ------------     ------------------
Funds of the Company
Future Technology Fund     $0            $0                 $0                $6.423.13         $0               $34,452.82
International NetNet Fund  $0            $0                 $0                $1,024.27         $0               $ 1,672.13

   As of June 30, 2000, the Focus Growth Fund, the MidCap Select Fund and the Global Financial Services Fund had not commenced selling of Class II Shares.

     Shareholder Servicing Arrangements - Class K Shares. As stated in each Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust, Framlington or the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than 0.25% (on an annualized basis) of the average daily net assets of the Class K Shares beneficially owned by the Customers.

     Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust, Framlington or the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's, Framlington's or the Company's arrangements with institutions; and (x) providing such other similar services as the Trust, Framlington or the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

     Pursuant to the Trust's, Framlington's and the Company's agreements with such institutions, the Boards of Directors/Trustees will review, at least quarterly, a written report of the amounts expended under Trust's, Framlington's and the Company's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Boards of Directors/Trustees, including a majority of the Directors/Trustees who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

     The Boards of Directors/Trustees have approved the arrangements with institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to administration agreements (each, an "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     Each Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

   For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were: $27,469 for Balanced Fund, $86,722 for Bond Fund, $374,880 for Cash Investment Fund, $85,474 for Equity Income Fund, $235,148 for Index 500 Fund, $193,688 for Intermediate Bond Fund, $70,559 for International Equity Fund, $18,511 for Michigan Bond Fund, $142,877 for Small Company Growth Fund, $68,797 for Tax-Free Bond Fund, $104,833 for Tax-Free Short-Intermediate Bond Fund, $106,966 for Tax-Free Money Market Fund, $95,641 for U.S. Income Fund, $32,072 for U.S. Treasury Money Market Fund, $16,884 for International Bond Fund, $13,505 for Micro-Cap Fund, $36,373 for Money Market Fund, $240,139 for Multi-Season Fund, $2,614 for NetNet Fund, $30,617 for Real Estate Fund, $51,728 for Small Cap Value Fund, $13 for MidCap Select Fund, $19,511 for International Growth Fund, $16,445 for Emerging Markets Fund, $5,819 for Healthcare Fund, and $15 for Global Financial Services Fund.

   For the fiscal year ended June 30, 1999, administration fees of State Street accrued were: $68,581 for Balanced Fund, $282,194 for Bond Fund, $1,375,320 for Cash Investment Fund, $262,917 for Equity Income Fund, $1,009,569 for Index 500 Fund, $606,823 for Intermediate Bond Fund, $218,250 for International Equity Fund, $73,705 for Michigan Bond Fund, $363,930 for Small Company Growth Fund, $206,804 for Tax-Free Bond Fund, $321,790 for Tax-Free Short-Intermediate Bond Fund, $361,566 for Tax-Free Money Market Fund, $321,496 for U.S. Income Fund, $102,073 for U.S. Treasury Money Market Fund, $57,684 for International Bond Fund, $46,203 for Micro-Cap Fund, $137,095 for Money Market Fund, $796,216 for Multi-Season Fund, $895,909 for NetNet Fund, $94,060 for Real Estate Fund, $145,544 for Small Cap Value Fund, $2,743 for MidCap Select Fund, $66,652 for International Growth Fund, $45,835 for Emerging Markets Fund, $20,469 for Healthcare Fund, $2,479 for Global Financial Services Fund and $7,147 for Focus Growth Fund.

   For the fiscal year ended June 30, 2000, administration fees of State Street accrued were: $41,888 for Balanced Fund, $222,750 for Bond Fund, $845,071 for Cash Investment Fund, $62.437 for Emerging Markets Fund, $204,774 for Equity Income Fund, $11,672 for Focus Growth Fund, $837,627 for Future Technology Fund, $3,884
for Global Financial Services Fund $6,086 for MidCap Select Fund, $1,483,642 for Index 500 Fund, $80,784 for Healthcare Fund, $462,659 for Intermediate Bond Fund, $46,528 for International Bond Fund, $218,373 for International Equity Fund, $79,480 for International Growth Fund, $81,678 for International NetNet Fund, $58,080 for Michigan Bond Fund, $87,836 for Micro-Cap Fund, $116,098 for Money Market Fund, $724,377 for Multi-Season Fund, $6,458,442 for NetNet Fund, $69,012 for Real Estate Fund, $ 98,907 for Small Cap Value Fund, $258,496 for Small Company Growth Fund, $83,184 for Tax-Free Bond Fund, $121,907 for Tax-Free Short-Intermediate Bond Fund, $181,877 for Tax-Free Money Market Fund, $268,798 for U.S. Income Fund and $34,849 for U.S. Treasury Money Market Fund.

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Funds. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, the Trust and Framlington, respectively, State Street computes each Fund's net asset value and keeps the book account for each Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. (the "Transfer Agent") located at 4400 Computer Drive, Westborough, Massachusetts 01581 serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements with the Trust, Framlington and the Company, respectively, under which the Transfer Agent (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards Directors/Trustees concerning the operations of each Fund.

     Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

     Other Information Pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Boards of Directors/Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; and the expense of using independent pricing services. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Directors/Trustees in a manner that the Boards determine to be fair and equitable. The Advisor, World, Sub-Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

     The Company, the Trust, Framlington, the Advisor, World and the Sub-Advisor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Trust, Framlington, Advisor, World and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Boards of Directors/Trustees, the Advisor, World or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor, World or the Sub-Advisor, as the case may be, will normally deal directly with dealers who make a market in the instruments except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, World or the Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

     Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal year ended June 30, 1999 and June 30, 2000 the portfolio turnover rates for the Funds were: 176% and 116%, respectively, for the Balanced Fund, 205% and 142%, respectively, for the Bond Fund, 138% and 59%, respectively, for the International Bond Fund, and 158% and 108%, respectively for the Small Company Growth Fund. The portfolio turnover of the Bond Fund and the International Bond Fund were affected by fluctuating interest rate conditions, changes in the shape of the yield curve, cash flows and sector allocation which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure. The portfolio turnover of the Balanced Fund and Small Company Growth Fund were affected by currency volatility and redemptions which at times required increased dispositions and acquisitions of securities.

     In its Advisory Agreements, the Advisor and World and, in the case of the Framlington Funds, the Sub-Advisor pursuant to the Sub-Advisory Agreement each agree to select broker-dealers in accordance with guidelines established by the Boards of Directors/Trustees from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor, World or the Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor, World or the Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Directors/Trustees, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor, World or the Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor, World or the Sub-Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor, World or the Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor, World or the Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1998:


                                      $ Amount Brokerage        % of Brokerage Commission        $ Amount of Transactions
                                          Commission          Representing Research Services   Involving Research Services
                                 ------------------------------------------------------------------------------------------
Balanced Fund                                $   73,143                                6.55%                        $ 4,793
Equity Income Fund                           $  431,055                               11.01%                        $47,460
Index 500 Fund                               $   41,022                                0.00%                        $     0
International Equity Fund                    $  135,364                                0.00%                        $     0
Small Company Growth Fund                    $1,860,600                                1.68%                        $31,342
Micro-Cap Fund                               $  599,304                                1.26%                        $ 7,561
Multi-Season Fund                            $  566,155                                9.80%                        $55,508
NetNet Fund                                  $   86,894                                0.00%                        $     0
Real Estate Fund                             $  102,670                                0.00%                        $     0
Small Cap Value Fund                         $  437,217                                3.27%                        $14,300
MidCap Select Fund*                          $    2,152                                0.00%                        $     0
International Growth Fund                    $  252,419                                6.84%                        $17,273
Emerging Markets Fund                        $  430,410                                1.46%                        $ 6,274
Healthcare Fund                              $   20,464                                5.97%                        $ 1,221
Global Financial Services Fund*              $    3,342                                0.00%                        $     0

-------------------------
*For the period from commencement of operations through June 30, 1998

     The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 1999:

                                      $ Amount Brokerage        % of Brokerage Commission        $ Amount of Transactions
                                          Commission          Representing Research Services   Involving Research Services
                                 ------------------------------------------------------------------------------------------
Balanced Fund                                $  148,930                                2.29%                        $ 3,404
Equity Income Fund                           $  339,050                               10.01%                        $33,930
Index 500 Fund                               $   78,429                                0.00%                        $ -
International Equity Fund                    $   82,374                                0.00%                        $ -
Small Company Growth Fund                    $  867,597                                0.54%                        $ 4,713
Micro-Cap Fund                               $  157,816                                2.47%                        $ 3,905
Multi-Season Fund                            $1,066,557                                3.11%                        $33,221
NetNet Fund                                  $  407,329                                6.63%                        $27,000
Real Estate Fund                             $  102,511                                0.00%                        $ -
Small Cap Value Fund                         $  192,950                                1.80%                        $ 3,481
MidCap Select Fund                           $    8,130                                1.25%                        $   102
International Growth Fund                    $  257,980                                0.00%                        $ -
Emerging Markets Fund                        $  456,864                                0.00%                        $ -
Healthcare Fund                              $   20,634                                0.00%                        $ -
Global Financial Services Fund               $    6,873                                0.00%                        $ -

                                      $ Amount Brokerage        % of Brokerage Commission        $ Amount of Transactions
                                          Commission          Representing Research Services   Involving Research Services
                                 ------------------------------------------------------------------------------------------
Focus Growth Fund                            $   32,160                                0.01%                        $     3

      The table below shows information on brokerage commissions paid by the Funds. For the fiscal year ended June 30, 2000:

                                      $ Amount Brokerage        % of Brokerage Commission        $ Amount of Transactions
                                          Commission          Representing Research Services   Involving Research Services
                                 ------------------------------------------------------------------------------------------
Balanced Fund                             $  298,347.31                         $ 23,331.50                 $14,902,627.20
Equity Income Fund                        $  462,172.39                         $ 47,562.00                 $25,480,072.33
Index 500 Fund                            $   54,892.88                         $ -                         $ -
International Equity Fund                 $   61,823.90                         $ -                         $ -
Small Company Growth Fund                 $1,135,406.10                         $ 15,577.00                 $ 4,981,732.18
Micro-Cap Fund                            $1,511,801.78                         $    117.00                 $ 1,399,766.04
Multi-Season Fund                         $1,115,407.06                         $175,515.10                 $51,000,968.72
NetNet Fund                               $5,797,984.65                         $150,492.00                 $24,427,339.03
Real Estate Fund                          $  107,826.00                         $  6,000.00                 $ 1,455,533.98
Small Cap Value Fund                      $  687,021.06                         $  3,240.00                 $ 1,005,443.26
MidCap Select Fund                        $   32,513.10                         $  2,566.00                 $   911,433.08
International Growth Fund                 $  125,390.11                         $ -                         $ -
Emerging Markets Fund                     $  255,563.74                         $ -                         $ -
Healthcare Fund                           $  258,386.90                         $  3,626.93                 $   805,985.13
Global Financial Services Fund            $    9,011.98                         $    678.00                 $   147,680.31
Focus Growth Fund                         $   11,478.44                         $    102.00                 $   155,639.11

     Portfolio securities will not be purchased from or sold to the Advisor, World, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940
Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund and for other investment accounts managed by the Advisor, World or the Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor, World or the Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     A Fund will not purchase securities while the Advisor, World, the Sub-Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees or the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Trust, the Company and Framlington are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 2000, the Balanced Fund held securities of Chase Manhattan Corporation valued at $158,916, Lehman Brothers Holdings, Inc. valued at $136,170 and Morgan Stanley Dean Witter, Discover & Company valued at $33,300; the Cash Investment Fund held securities of Deutsche Bank AG valued at $24,993,217 and Societe Generale valued at $40,000,000; the Equity Income Fund of securities of Chase Manhattan Corporation valued at $4,145,625 and Lehman Brothers Holdings, Inc. valued at $4,495,738; the Global Financial Services Fund held securities of ABN AMRO Holdings valued at $51,494, Bank of

New York Company, Inc. valued at $55,800, Chase Manhattan Corporation valued at $89,822, HSBC Holdings plc valued at $114,315, John Hancock Financial Services, Inc. valued at $52,212, Lehman Brothers Holdings, Inc. valued at $75,650, Mellon Financial Corporation valued at $47,369 and Morgan Stanley Dean Witter, Discover & Company valued at $108,225; the MidCap Select Fund held securities of Lehman Brothers Holdings, Inc. valued at $231,678; the Index 500 Fund held securities of Bank of America Corporation valued at $8,531,157, Charles Schwab Corporation valued at $5,479,500, Chase Manhattan Corporation valued at $6,817,342, Lehman Brothers Holdings, Inc. valued at $1,390,069, Merrill Lynch & Company, Inc. valued at $5,336,000, Morgan (J.P.) & Company, Inc. valued at $2,169462, Morgan Stanley Dean Witter, Discover & Company valued at $11,278,543, Comerica, Inc. valued at $850,381 and PaineWebber Group, Inc. valued at $805,350; the International Equity Fund held securities of ABN AMRO Holdings valued at $1,019,344 and Deutsche Bank AG valued at $1,262,038; the Intermediate Bond held securities of Chase Manhattan Corporation valued at $4,991400; the International Growth Fund held securities of Nomura Securities Company Ltd. valued at $660,336; the Multi-Season Fund held securities of Morgan Stanley Dean Witter, Discover & Company valued at $5,557,75; and the NetNet Fund held securities of AmeriTrade Holding Corporation valued at $15,693,750, Charles Schwab Corporation valued at $88,265,625 and E*Trade Group, Inc. valued at $39,031,250.

      ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

     Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     For redemptions of Class B Shares of the Fund purchased after June 27, 1995, or purchased by exchanging Class B Shares of any other Munder Fund purchased after June 27, 1995, the Prospectus describes the CDSC Schedule and applicable waivers. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds Trust ("Trust Funds")* purchased on or before June 27, 1995, the CDSC Schedule and applicable waivers are set forth below.

                       Class B Shares of the Trust Funds
                      Purchased on or before June 27, 1995

Redemption During                                                      CDSC
------------------------------------------------------------------------------
1st Year Since Purchase..............................................   4.00%
2nd Year Since Purchase..............................................   4.00%
3rd Year Since Purchase..............................................   3.00%
4th Year Since Purchase..............................................   3.00%
5th Year Since Purchase...............................................  2.00%
6th Year Since Purchase...............................................  1.00%

*The Trust Funds in existence as of June 27, 1995 are: Munder Balanced Fund, Munder Equity Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Small Company Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund.

     CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

     (1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
     (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2; and
     (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

     CDSC and Applicable Waivers - Class B Shares of the Munder Funds, Inc. Funds Purchased on or before June 27, 1995. For redemptions of Class B Shares of the Fund purchased by exchanging Class B Shares of any Fund of The Munder Funds, Inc. ("Company Funds") purchased on or before June 27, 1995*, the Prospectus describes the CDSC Schedule. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

     (1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
     (2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
     (3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
     (4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $250; and
     (5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

*The Company Funds in existence as of June 27, 1995 are: Munder Multi-Season Growth Fund, Munder Munder Real Estate Equity Investment Fund and Munder Money Market Fund.

     Contingent Deferred Sales Charge - Class A, Class II, Class C Shares. The Prospectuses describe the CDSC for Class A, Class II or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

     Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

     No CDSC is imposed to the extent that the current net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

     The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds, the Framlington Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

     Other Redemption Information. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

     The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Conversion of Class B Shares to Class A Shares. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund on the first business day of the month on which the eighth anniversary of the issuance of such Class B Shares occurs. The conversion will be effected at the relative net asset values per share of the two classes.

     If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund of The Munder Funds, Inc., The Munder Funds Trust or The Munder Framlington Funds Trust which you purchased before November 8, 2000, those shares will automatically convert six years after issuance of the original purchase. The conversion will be effected at the relative net asset values per share of the two classes.

     Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

     As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Directors/Trustees have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Money Market Fund for purposes of sales and redemptions. These procedures include a review by the Boards of Directors/Trustees, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Directors/Trustees will promptly consider whether any and, if any, what action should be initiated. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

     Pursuant to Rule 2a-7 under the 1940 Act, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors/Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

     All Funds. Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Boards of Directors/Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Boards of Directors/Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity). In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board members.

     In-Kind Purchases. With the exception of the Real Estate Fund, payment for shares may, in the discretion of the Advisor, World or the Sub-Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Fund; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                            PERFORMANCE INFORMATION

Yield of the Money Market Funds

     The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the table below shows the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 2000.

==============================================================================================================================
                         Class A               Class B               Class C               Class K               Class Y
------------------------------------------------------------------------------------------------------------------------------
                            Effective             Effective             Effective             Effective             Effective
                   Yield      Yield      Yield      Yield      Yield      Yield      Yield      Yield      Yield      Yield
------------------------------------------------------------------------------------------------------------------------------
Cash Investment
 Fund               5.92%        6.09%    N/A        N/A        N/A        N/A        6.02%        6.20%    6.17%        6.36%
------------------------------------------------------------------------------------------------------------------------------
Money Market
 Fund               5.74%        5.90%    4.99%        5.12%    5.02%        5.15%    N/A        N/A        5.99%        6.17%
------------------------------------------------------------------------------------------------------------------------------
Tax-Free Money
 Market Fund        3.77%        3.84%    N/A        N/A        N/A        N/A        3.86%        3.94%    4.01%        4.09%
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury
 Money Market
 Fund               5.33%        5.47%    N/A        N/A        N/A        N/A        5.43%        5.58%    5.59%        5.74%
==============================================================================================================================

     In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by 1 minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30,

2000, the tax-equivalent yield for Class A, Class K and Class Y Shares of the Tax-Free Money Market Fund was 5.48% (Class A), 5.61% (Class K) and 5.83% (Class
Y) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

     Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Performance of the Non-Money Market Funds

     Yield. The Bond Funds' and International Bond Fund's (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                         YIELD = 2 [( a-b + 1)/6/ - 1]
                                     ----
                                      cd
Where:
     a =dividends and interest earned by a Fund during the period;
     b =expenses accrued for the period (net of reimbursements and waivers);
     c =average daily number of shares outstanding during the period entitled to receive dividends;
     d =maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds. The tax-equivalent yield for each Tax-Free Bond Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Bond Fund, a Michigan state tax rate of 4%.

Class A Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class A Shares of the following Funds for the 30-day period ended June 30, 2000 were:

                                              30-Day Yield      Tax-Equivalent 30-Day Yield
                                              ------------      ---------------------------
Bond Fund                                          6.09%                  N/A
Intermediate Bond Fund                             5.86%                  N/A
U.S. Income Fund                                   5.74%                  N/A
International Bond Fund                            2.59%                  N/A
Michigan Bond Fund                                 4.23%                 6.50%
Tax-Free Bond Fund                                 4.25%                 6.23%
Tax-Free Short-Intermediate Bond Fund              4.08%                 6.01%

Class B Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class B Shares of the following Funds for the 30-day period ended June 30, 2000 were:

                                              30-Day Yield      Tax-Equivalent 30-Day Yield
                                              ------------      ---------------------------
Bond Fund                                        5.59%                    N/A
Intermediate Bond Fund                           5.35%                    N/A
U.S. Income Fund                                 5.23%                    N/A
International Bond Fund                          1.96%                    N/A
Michigan Bond Fund                               3.66%                   5.63%
Tax-Free Bond Fund                               3.69%                   5.41%
Tax-Free Short-Intermediate Bond Fund            3.51%                   5.17%

Class C Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class C Shares of the following Funds for the 30-day period ended June 30, 2000 were:

                                              30-Day Yield      Tax-Equivalent 30-Day Yield
                                              ------------      ---------------------------
Bond Fund                                        5.59%                    N/A
Intermediate Bond Fund                           5.34%                    N/A
U.S. Income Fund                                 5.23%                    N/A
International Bond Fund                          1.96%                    N/A
Michigan Bond Fund                               3.66%                   5.63%
Tax-Free Bond Fund                               3.69%                   5.41%
Tax-Free Short-Intermediate Bond Fund            3.51%                   5.17%

Class K Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class K Shares of the following Funds for the 30-day period ended June 30, 2000 were:

                                              30-Day Yield      Tax-Equivalent 30-Day Yield
                                              ------------      ---------------------------
Bond Fund                                        6.35%                    N/A
Intermediate Bond Fund                           6.11%                    N/A
U.S. Income Fund                                 5.98%                    N/A
International Bond Fund                          2.71%                    N/A
Michigan Bond Fund                               4.41%                   6.78%
Tax-Free Bond Fund                               4.43%                   6.49%

                                              30-Day Yield     Tax-Equivalent 30-Day Yield
                                              ------------     ---------------------------
Tax-Free Short-Intermediate Bond Fund             4.25%                    6.26%

Class Y Shares
--------------

     The standard yields and/or tax-equivalent yields of the Class Y Shares of the following Funds for the 30-day period ended June 30, 2000 were:

                                              30-Day Yield     Tax-Equivalent 30-Day Yield
                                              ------------     ---------------------------
Bond Fund                                         6.60%                    N/A
Intermediate Bond Fund                            6.36%                    N/A
U.S. Income Fund                                  6.23%                    N/A
International Bond Fund                           2.95%                    N/A
Michigan Bond Fund                                4.66%                   7.16%
Tax-Free Bond Fund                                4.68%                   6.86%
Tax-Free Short-Intermediate Bond Fund             4.50%                   6.63%

     Total Return. Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                     P (1 + T)/n/ = ERV
Where:
     P = hypothetical initial payment of $1,000;

     T = average annual total return;

     n = period covered by the computation, expressed in years; and

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

     Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                   (ERV) - 1
                                   -----
                     Aggregate Total Return = P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares - currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund, currently 2.50% of the per share offering price for Class A) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund and Tax-Free Bond Funds; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

     Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, B, C, II, K and Y Shares of each of the following Funds for the 1 year and 5 year periods ended June 30, 2000 and commencement of operations through June 30, 2000.


                                Returns Do Not Reflect Sales Charge (Load)             Returns Do Reflect Sales Charge (Load)
                                1 Year           5 Year                                1 Year         5 Year
                                Period           Period          Inception             Period         Period      Inception
                                 Ended            Ended           through               Ended          Ended       through
Fund-Inception Date             6/30/00          6/30/00          6/30/00              6/30/00        6/30/00      6/30/00
----------------------------------------------------------------------------------------------------------------------------
Funds of the Trust
Balanced Fund
Class A-4/30/93                  27.17%           16.78%            12.46%              20.22%         15.46%        12.57%
Class B-6/21/94                  26.22%           15.93%            15.56%              21.54%         15.70%        15.56%
Class C-1/24/96                  26.33%            N/A              15.81%              25.39%          N/A          15.81%
Class K-4/16/93                  27.01%           16.78%            13.21%              27.01%         16.78%        13.21%
Class Y-4/13/93                  27.33%           17.08%            13.40%              27.33%         17.08%        13.40%

Equity Income Fund
Class A-8/8/94                  (16.45)%          11.23%            11.89%            (21.04)%          9.98%        10.81%
Class B-8/9/94                  (17.07)%          10.42%            11.08%            (21.02)%         10.15%        10.97%
Class C-12/5/95                 (17.02)%           N/A               8.36%            (17.81)%          N/A           8.36%
Class K-7/5/94                  (16.49)%          11.23%            11.87%            (16.49)%         11.23%        11.87%
Class Y-7/5/94                  (16.28)%          11.51%            12.14%            (16.28)%         11.51%        12.14%

Index 500 Fund
Class A-12/9/92                   6.74%           23.22%            19.19%               4.07%         22.61%        18.78%
Class B-10/31/95                  6.37%            N/A              22.75%               3.37%          N/A          22.64%
Class K-12/7/92                   6.63%           23.07%            19.09%               6.63%         23.07%        19.09%
Class Y-12/1/91                   6.88%           23.38%            19.25%               6.68%         23.28%        19.25%

International Equity Fund
Class A-11/30/92                 23.86%           13.87%            12.65%              17.06%         12.59%        11.81%
Class B-3/9/94                   22.51%           12.98%            10.11%              17.51%         12.74%        10.11%
Class C-9/29/95                  22.66%            N/A              12.53%              21.66%          N/A          12.53%
Class K-11/23/92                 23.51%           13.83%            12.80%              23.51%         13.83%        12.80%
Class Y-12/1/91                  23.79%           14.12%            12.08%              23.79%         14.12%        12.08%

Small Company Growth Fund
Class A-11/23/92                 22.26%           16.63%            14.12%              15.55%         15.32%        13.28%
Class B-4/28/94                  19.49%           15.43%            14.41%              14.49%         15.20%        14.41%
Class C-9/26/95                  19.49%            N/A              13.64%              18.49%          N/A          13.64%
Class K-11/23/92                 20.33%           16.26%            13.88%              20.33%         16.26%        13.88%
Class Y-12/1/91                  20.63%           16.56%            15.25%              20.63%         16.56%        15.25%

Bond Fund
Class A-12/9/92                   2.57%            5.12%             5.72%              (1.52)%         4.27%         5.15%
Class B-3/13/96                   1.90%            N/A               4.29%              (2.90)%         N/A           3.90%
Class C-3/25/96                   1.79%            N/A               4.22%               0.83%          N/A           4.22%
Class K-11/23/92                  2.68%            5.16%             5.70%               2.68%          5.16%         5.70%
Class Y-12/1/91                   2.94%            5.40%             5.73%               2.94%          5.40%         5.73%

Intermediate Bond Fund
Class A-11/24/92                  3.68%            4.93%             5.02%             (0.50)%          4.07%         4.45%

                                Returns Do Not Reflect Sales Charge (Load)             Returns Do Reflect Sales Charge (Load)
                                1 Year           5 Year                                1 Year         5 Year
                                Period           Period          Inception             Period         Period      Inception
                                 Ended            Ended           through               Ended          Ended       through
Fund-Inception Date             6/30/00          6/30/00          6/30/00              6/30/00        6/30/00      6/30/00
----------------------------------------------------------------------------------------------------------------------------
Class B-10/25/94                  3.03%            4.16%             5.11%              (1.87)%         3.83%         4.97%
Class C-4/19/96                   3.37%            N/A               4.34%               2.39%          N/A           4.34%
Class K-11/20/92                  3.80%            4.93%             5.00%               3.80%          4.93%         5.00%
Class Y-12/1/91                   4.06%            5.19%             5.55%               4.06%          5.17%         5.55%

US Income Fund
Class A-7/28/94                   3.84%            5.46%             6.32%              (0.33)%         4.61%         5.58%
Class B-9/6/95                    2.97%            N/A               4.61%              (1.91)%         N/A           4.28%
Class C-8/12/96                   2.87%            N/A               4.58%               1.89%          N/A           4.58%
Class K-7/5/94                    3.74%            5.44%             6.27%               3.74%          5.44%         6.27%
Class Y-7/5/94                    4.00%            5.70%             6.54%               4.00%          5.70%         6.54%

Michigan Bond Fund
Class A-2/15/94                   2.95%            5.06%             4.05%              (1.52)%         4.20%         3.39%
Class B-7/5/94                    1.82%            4.34%             4.71%              (3.10)%         4.01%         4.58%
Class C-10/4/96                   1.82%            N/A               3.69%               0.84%          N/A           3.69%
Class K-1/3/94                    2.48%            5.08%             3.91%               2.48%          5.08%         3.91%
Class Y-1/3/94                    2.84%            5.36%             4.18%               2.84%          5.36%         4.18%

Tax-Free Bond Fund
Class A-10/9/95                   2.83%            N/A               4.44%              (1.30)%         N/A           3.54%
Class B-12/6/94                   1.87%            4.02%             5.10%              (3.01)%         3.69%         4.96%
Class C-7/7/98                    2.28%            N/A               2.85%               1.30%          N/A           2.85%
Class K-7/5/94                    2.73%            4.81%             5.32%               2.73%          4.81%         5.32%
Class Y-7/21/94                   2.98%            5.07%             5.50%               2.98%          5.07%         5.50%

Tax-Free Short-Intermediate
 Bond Fund
Class A-11/30/92                  2.68%            3.84%             4.09%              (1.46)%         3.00%         3.53%
Class B-5/16/96                   1.82%            N/A               3.06%              (3.09)%         N/A           2.63%
Class C-7/8/98                    1.81%            N/A               1.87%               0.83%          N/A           1.87%
Class K-2/9/87*                   2.68%            3.82%             5.10%               2.68%          3.82%         5.10%
Class Y-12/17/92                  3.04%            4.09%             4.31%               3.04%          4.09%         4.31%

Funds of Framlington

Emerging Markets Fund
Class A-1/14/97                   9.32%            N/A               7.76%               3.31%          N/A           6.02%
Class B-2/25/97                   9.15%            N/A               4.42%               4.15%          N/A           3.60%
Class C-3/3/97                    8.37%            N/A               4.69%               7.37%          N/A           4.69%
Class K-1/10/97                   8.79%            N/A               7.72%               8.79%          N/A           7.72%
Class Y-12/31/96                  9.11%            N/A               8.11%               9.11%          N/A           8.11%

Global Financial Services
 Fund
Class II-5/22/00                  N/A              N/A               N/A                 N/A            N/A           N/A
Class Y-6/24/98                   7.89%            N/A               4.14%               7.89%          N/A           4.14%

Healthcare Fund
Class A-2/14/97                 171.03%            N/A              31.66%             156.10%          N/A          29.47%

                                Returns Do Not Reflect Sales Charge (Load)    Returns Do Reflect Sales Charge (Load)
                                  1 Year          5 Year                     1 Year         5 Year
                                  Period          Period     Inception       Period         Period      Inception
                                   Ended           Ended      through        Ended           Ended       through
Fund-Inception Date                6/30/00        6/30/00      6/30/00      6/30/00         6/30/00      6/30/00
--------------------------------------------------------------------------------------------------------------------
Class B-1/31/97                    169.13%           N/A      31.25%         164.13%           N/A         30.80%
Class C-1/13/97                    168.94%           N/A      32.92%         167.94%           N/A         32.92%
Class K-4/1/97                     170.91%           N/A      40.57%         170.91%           N/A         40.57%
Class Y-12/31/96                   171.74%           N/A      35.32%         171.74%           N/A         35.32%

International Growth Fund
Class A-2/20/97                     28.89%           N/A      15.90%          21.85%           N/A         13.96%
Class B-3/19/97                     27.96%           N/A      16.22%          22.96%           N/A         15.57%
Class C-2/13/97                     28.07%           N/A      15.19%          27.07%           N/A         15.19%
Class K-1/10/97                     28.98%           N/A      16.04%          28.98%           N/A         16.04%
Class Y-12/31/96                    29.34%           N/A      15.75%          29.34%           N/A         15.75%


Funds of the Company

Focus Growth Fund
Class II-5/22/00                      N/A            N/A       N/A             N/A             N/A           N/A
Class Y-11/11/98                     19.71%          N/A      27.66%          19.71%           N/A          27.66%

MidCap Select Fund
Class II- 5/22/00                     N/A            N/A       N/A             N/A             N/A           N/A
Class Y-6/24/98                      45.67%          N/A      25.54%          45.67%           N/A          25.54%

International Bond Fund
Class A-10/17/96                     0.35%           N/A       1.14%          (3.71)%          N/A          0.02%
Class B-6/9/97                      (0.44)%          N/A       0.89%          (5.19)%          N/A         (0.02)%
Class C-6/3/98                      (0.34)%          N/A       0.82%          (1.29)%          N/A          0.82%
Class K-3/25/97                      0.24%           N/A       2.44%           0.24%           N/A          2.44%
Class Y-10/2/96                      0.57%           N/A       1.32%           0.57%           N/A          1.32%

Micro-Cap Fund
Class A-12/26/96                    58.59%           N/A      37.47%          49.84%           N/A         35.28%
Class B-2/24/97                     57.06%           N/A      34.62%          52.06%           N/A         34.17%
Class C-3/31/97                     56.97%           N/A      39.32%          55.97%           N/A         39.32%
Class K-12/31/96                    58.40%           N/A      37.10%          58.40%           N/A         37.10%
Class Y-12/26/96                    58.57%           N/A      37.69%          58.57%           N/A         37.69%

Multi-Season Fund
Class A-8/4/93                       0.22%          17.82%    15.44%          (5.28)%         16.49%       14.50%
Class B-4/29/93                     (0.51)%         16.99%    14.29%          (5.14)%         16.77%       14.29%
Class C-9/20/93                     (0.51)%         17.00%    14.88%          (1.44)%         17.00%       14.88%
Class K-6/23/95                      0.27%          17.84%    17.41%            0.27%         17.84%       17.41%
Class Y-8/16/93                      0.50%          18.14%    15.79%            0.50%         18.14%       15.79%

NetNet Fund
Class A-8/19/96                     58.91%           N/A      73.68%           50.17%           N/A        71.16%
Class B-6/1/98                      57.71%           N/A      96.92%           52.71%           N/A        96.23%
Class C-11/3/98                     57.73%           N/A     119.91%           56.73%           N/A       119.91%

                                Returns Do Not Reflect Sales Charge (Load)         Returns Do Reflect Sales Charge (Load)
                                 1 Year         5 Year                      1 Year          5 Year
                                 Period         Period       Inception       Period         Period          Inception
                                  Ended          Ended        through        Ended           Ended           through
Fund-Inception Date              6/30/00         6/30/00      6/30/00       6/30/00         6/30/00          6/30/00
-------------------------------------------------------------------------------------------------------------------------
Class Y-6/1/98                     59.35%            N/A      74.01%         57.35%           N/A          74.01%

Small-Cap Value Fund
Class A-1/10/97                    (6.57)%           N/A       7.89%        (11.69)%          N/A           6.16%
Class B-2/11/97                    (7.38)%           N/A       5.72%        (12.01)%          N/A           4.94%
Class C-1/13/97                    (7.47)%           N/A       7.09%         (8.40)%          N/A           7.09%
Class K-12/31/96                   (6.73)%           N/A       8.21%         (6.73)%          N/A           8.21%
Class Y-12/26/96                   (6.45)%           N/A       8.70%         (6.45)%          N/A           8.70%

Real Estate Fund
Class A-9/30/94                     0.63%           9.63%      9.14%         (4.88)%         8.39%          8.08%
Class B-10/3/94                    (0.04)%          8.82%      8.35%         (4.78)%         8.54%          8.23%
Class C-1/5/96                      0.04%            N/A       7.96%         (0.91)%          N/A           7.96%
Class K-10/3/96                     0.55%            N/A       6.34%          0.55%           N/A           6.34%
Class Y-10/3/94                     0.96%            9.93%     9.46%          0.96%          9.93%          9.46%

----------------------------------------
*For the ten-year period ended June 30, 2000, the average annual return for Class K Shares of the Tax-Free Short-Intermediate Bond Fund was 5.15%.

     As of June 30, 2000, the following Classes had not commenced operations:
Class A Shares of the Focus Growth Fund, Global Financial Services Fund and MidCap Select Fund; Class B Shares of the Focus Growth Fund, Global Financial Services Fund, MidCap Select Fund; Class C Shares of the Index 500 Fund; Class II Shares of the Focus Growth Fund, Global Financial Services Fund and MidCap Select Fund; and Class K Shares of the Focus Growth Fund, Global Financial Services Fund and MidCap Select Fund.

     The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Class K Plan or Class A Plan, which were not imposed before December 31, 1993.

     All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional Federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term gain. Capital gain dividends are not eligible for the dividends-received deduction.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Internal Revenue Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are made. To prevent application of the excise tax, a Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Tax-Free Bond Funds and Tax-Free Money Market Fund. The Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Short-Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Internal Revenue Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

"Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

     In order for the Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

     The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such dividends.

     Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.

     Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisers before investing in a Fund.

     Michigan Tax Considerations - Michigan Bond Fund and Tax-Free Short-Intermediate Bond Fund. As stated in the Michigan Bond Fund Prospectus and the Tax-Free Short-Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income and Michigan Single Business Taxes, even though the dividends may be exempt for federal Income Tax purposes.

     In particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.

     The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

     International Equity Fund, International Growth Fund, International NetNet Fund, Emerging Markets Fund, Global Financial Services Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the International NetNet Fund, the Emerging Markets Fund, the Global Financial Services Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

     Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement, all described above.

     Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

     Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Internal Revenue Code section 1234. Pursuant to Internal Revenue Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which a Fund may invest may be "Section 1256 contracts." Gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

     The Funds may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, and may defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be more than or less than the distributions of substantially as compared to a fund that did not engage in such hedging transactions.

     The diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options, futures or forward contracts.

     Constructive Sales. Recently enacted rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Internal Revenue Code.

     Currency Fluctuations - "Section 988" Gains or Losses. Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Internal Revenue Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Internal Revenue Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute passive assets, or 75% or more of its gross income passive income. If a Fund receives a so-called "excess distribution" with respect to PFIC shares, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

     The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations are exempt from taxation. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

     Other Taxation. The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Trust and Framlington are Massachusetts business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares.
The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Directors/Trustees to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Balanced, Equity Income, Index 500, International Equity, Small Company Growth, Bond, Intermediate Bond, U.S. Income, Michigan Bond, Tax-Free Bond, Tax-Free Short-Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market
Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Class C shares of the Index 500 Fund are not currently offered. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class A Shares, Class K Shares and Class Y Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund, Global Financial Services Fund and Healthcare Fund. The shares of each Fund (except the Global Financial Services Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The shares of the Global Financial Services Fund are offered in five separate classes: Class A, Class B, Class II, Class K and Class Y Shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Fund of Funds, Future Technology Fund, International Bond Fund, International NetNet Fund, Micro-Cap Fund, Money Market Fund, MidCap Select Fund, Multi-Season Fund, NetNet Fund, Power Plus Fund, Real Estate Fund and Small-Cap Value Fund. The shares of each Fund (other than the Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International NetNet Fund, Fund of Funds, Money Market Fund, MidCap Select Fund, NetNet Fund and Power Plus Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington and the Company) and Class Y Shares. The Fund of Funds offers only Class A, Class B and Class Y Shares. The NetNet Fund offers only Class A, Class B, Class C and Class Y Shares. The Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, International NetNet Fund, MidCap Select Fund and Power Plus Fund offer Class A, Class B, Class II, Class K and Class Y Shares.

     The Boards of the Trust, the Company and Framlington have adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, only Class II Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Fund's Class II Plan and only

Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors/Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter, (i) unless it is clear that the interests of each Fund in the matter are substantially identical or (ii) that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

     Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

     Annual shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

     The Trust's and Framlington's Declaration of Trust, as amended, each authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                               OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent auditors.

     Control Persons and Principal Holders. As of September 29, 2000, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent or trustee for its customers. As a result, Comerica Bank will be able to affect the outcome of matters presented for a vote of each Fund's shareholders. As of September 29, 2000, the following persons were beneficial owners of 5% or more of the outstanding shares of any class of a Fund because they possessed voting or investment power with respect to such shares:

                                                                                                         Percent of
                                                                                                        Total Shares
Name of Fund                                        Name and Address                                    Outstanding
------------                                        ----------------                                   --------------
Cash Investment Fund - Class A                      National Financial Services Corp.                         67.071%
                                                    For the exclusive benefit of its customers
                                                    P.O. Box 3908 Church Street Station
                                                    New York, NY  10008-3908

                                                    Mellon Bank Enhanced Cash Fund                             9.857%
                                                    135 Santilli Highway
                                                    Everett, MA  02149

Tax-Free Money Market Fund - Class A                National Financial Services Corp.                         97.750%
                                                    For the exclusive benefit of its customers
                                                    P.O. Box 3908 Church Street Station
                                                    New York, NY  10008-3908

U.S. Treasury Money Market Fund - Class A           National Financial Services Corp.                         75.183%
                                                    For the exclusive benefit of its customers
                                                    P.O. Box 3908 Church Street Station
                                                    New York, NY  10008-3908

                                                    Bear Stearns Securities Corp.                             19.877%
                                                    1 Metrotech Center North
                                                    Brooklyn, NY  11201-3859

Small Company Growth Fund - Class A                 Merrill Lynch Pierce Fenner & Smith                       24.787%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    First Clearing Corporation                                 6.627%
                                                    Nelson Metal Products
                                                    UAW Hourly Emp. Pension Plan
                                                    2950 Prairie Street SW
                                                    Grandville, MI  49418-2072


Index 500 Fund - Class A                            Merrill Lynch Pierce Fenner & Smith                       30.675%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Equity Fund - Class A                 Merrill Lynch Pierce Fenner & Smith                       20.141%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Intermediate Bond Fund - Class A                    Merrill Lynch Pierce Fenner & Smith                        8.648%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Investors Fiduciary Trust Company                          6.426%
                                                    FBO Peaker Services Inc.
                                                    801 Pennsylvania Avenue
                                                    Kansas City, MO  64105

Bond Fund - Class A                                 First Clearing Corporation                                20.361%
                                                    Lewis P. Gallagher
                                                    111 East Kilbourn Avenue
                                                    Milwaukee, WI  53202

                                                    National Financial Services Corp.                         10.545%
                                                    FBO  S A Colah IRA
                                                    17197 N. Nunnely Road
                                                    Clinton Township, MI  48036

                                                    National Financial Services Corp.                          8.392%
                                                    Robert E. Guenther TTEE Robert E. Guenther Tst
                                                    1268 Port Austin Road
                                                    Port Austin, MI  48467

                                                    Merrill Lynch Pierce Fenner & Smith                        5.650%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Tax-Free Short-Intermediate Bond Fund - Class A     Paine Webber FBO                                          15.100%
                                                    Trident Arbitrage Partners
                                                    45 Grove Street
                                                    New Canaan, CT  06840

                                                    Merrill Lynch Pierce Fenner & Smith                       14.087%


                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Raymond James & Assoc. FBO                                 5.313%
                                                    Ethel Bragman
                                                    14451 Elm
                                                    Oak Park, MI  48237

Balanced Fund - Class A                             Merrill Lynch Pierce Fenner & Smith                        8.671%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Michigan Tax-Free Bond Fund - Class A               Trent & Company                                           12.887%
                                                    C/O Old Kent Bank
                                                    111 Lyon NW
                                                    Grand Rapids, MI  49503

                                                    National Financial Services Corp.                         12.051%
                                                    Raymond McCarroll Trust
                                                    1725 Newcastle
                                                    Grosse Pointe Woods, MI  48236

                                                    Raymond James & Assoc. FBO                                 9.397%
                                                    Ethel Bragman
                                                    14451 Elm
                                                    Oak Park, MI  48237

                                                    Resources Trust Company                                    6.406%
                                                    FBO Various IMS Customers
                                                    P.O. Box 3865
                                                    Englewood, CO  80155-3865

                                                    Carol Joy Vaerten                                          6.227%
                                                    4190 Brown City Road
                                                    Brown City, MI  48146

                                                    Bank of  America                                           6.050%
                                                    FBO Mary Domeny
                                                    P.O. Box 831575
                                                    Dallas, TX  75283

Tax-Free Bond Fund - Class A                        MARIL & Co.                                               11.627%
                                                    C/O Marshall & Ilsley Trust Co
                                                    P.O. Box 2977
                                                    Milwaukee, WI  53201


                                                    Morgan Stanley Dean Witter                                 9.607%
                                                    220 Park Street Suite 220
                                                    Birmingham, MI  48009

                                                    National Financial Services Corp.                          7.401%
                                                    Marie S. Lane TTEE
                                                    Marie S. Lane Trust
                                                    33444 Jefferson
                                                    St. Clair Shores, MI  48082

                                                    Painewebber for the Benefit of                             7.272%
                                                    Theodore C. Dye II
                                                    19110 Devonshire
                                                    Birmingham, MI  48025-3946

                                                    Merrill Lynch Pierce Fenner & Smith                        6.455%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    National Financial Services Corp.                          5.570%
                                                    Timothy Lowell Westbay TTEE
                                                    Timothy Lowell Westbay Rev Living Trust
                                                    46502 Darwood Court
                                                    Plymouth, MI  48170

                                                    National Financial Services Corp.                          5.521%
                                                    Ronald L. Steffens
                                                    Yvonne C. Steffens
                                                    48714 Hidden Oaks Lane
                                                    Utica, MI  48317

Equity Income Fund - Class A                        Merrill Lynch Pierce Fenner & Smith                       18.611%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

U.S. Government Income Fund - Class A               Merrill Lynch Pierce Fenner & Smith                       26.638%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    EAMCO                                                      7.703%
                                                    C/O Riggs Bank NA
                                                    Mutual Funds Desk
                                                    P.O. Box 96211
                                                    Washington, DC  20090-6211


                                                    Salomon Smith Barney                                       7.211%
                                                    333 West 34th Street - 3rd Floor
                                                    New York, NY  10001

                                                    National Financial Services Corp.                          5.145%
                                                    Robert E. Guenther TTEE
                                                    Robert E. Guenther Trust
                                                    1268 Port Austin Road
                                                    Port Austin, MI  48467

Multi-Season Growth Fund - Class A                  Merrill Lynch Pierce Fenner & Smith                       33.563%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Real Estate Equity Investment Fund - Class A        Merrill Lynch Pierce Fenner & Smith                       29.225%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    National Financial Services Corp.                          6.149%
                                                    Grodon B. & Hilda B. Lowell TTEE
                                                    Lowell-Kangas & Assoc Profit Sharing Trust
                                                    2055 North Ballas Road
                                                    St. Louis, MO  63131

Money Market Fund - Class A                         Bear Stearns                                               6.052%
                                                    1 Metrotech Center North
                                                    Brooklyn, NY  11201

                                                    Salomon Smith Barney                                       5.181%
                                                    333 West 34th Street, 3rd Floor
                                                    New York, NY  10001

International Bond Fund - Class A                   Merrill Lynch Pierce Fenner & Smith                       41.981%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Raymond James & Assoc.                                    21.953%
                                                    Benjamin A. Heskett IRA
                                                    550 Hartford Street
                                                    Worthington, OH  43085-4120


                                                    Raymond James & Assoc. Cust                               13.623%
                                                    Carolyn M. Heskett
                                                    550 Hartford Street
                                                    Worthington, OH  43085-4120

                                                    Donaldson, Lufkin Jenrette                                 7.026%
                                                    Securities Corporation Inc.
                                                    P.O. Box 2052
                                                    Jersey City, NJ  07303-9998

                                                    LPL Financial Services                                     6.918%
                                                    9785 Towne Centre Drive
                                                    San Diego, CA  92121


NetNet Fund - Class A                               Merrill Lynch Pierce Fenner & Smith                       19.526%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Focus Growth Fund - Class A                         Merrill Lynch Pierce Fenner & Smith                       22.217%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Hilliard Lyons                                             7.973%
                                                    FBO Lampe & Malphrus Lumber Co
                                                    501 South 4th Street
                                                    Louisville, KY  40202

Micro-Cap Equity Fund - Class A                     Merrill Lynch Pierce Fenner & Smith                       20.616%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Charles Schwab & Company Inc.                              6.333%
                                                    Attn: Mutual Funds
                                                    101 Montgomery Street
                                                    San Francisco, CA  94104

Small-Cap Value Fund - Class A                      Carn & Co                                                 20.308%
                                                    FBO Kasle Steel Corp Savings Plan
                                                    P.O. Box 96211
                                                    Washington, DC  20090-6211


                                                    Merrill Lynch Pierce Fenner & Smith                       14.590%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    First Clearing Corp.                                       9.668%
                                                    Lewis P. Gallagher Family Foundation
                                                    111 East Kilbourn Avenue
                                                    Milwaukee, WI  53202

                                                    Michigan Coffee Services                                   5.406%
                                                    Employees' Profit Sharing Plan
                                                    2075 Quarton Road
                                                    Bloomfield Hills, MI  48301

MidCap Select Fund - Class A                        Hilliard Lyons                                            25.783%
                                                    FBO Carl S. Bates
                                                    501 South 4th Street
                                                    Louisville, KY  40202

                                                    Hilliard Lyons                                            19.135%
                                                    FBO Madge L. Bates
                                                    501 South 4th Street
                                                    Louisville, KY  40202

                                                    Robert W. Baird                                            6.170%
                                                    777 East Wisconsin Avenue
                                                    Milwaukee, WI  53202

                                                    Lewco Securities                                           5.406%
                                                    34 Exchange Place 4th Floor
                                                    Jersey City, NJ  07311

                                                    Invest Fiduciary Trust FBO                                 5.389%
                                                    Dynamicsoft
                                                    801 Pennsylvania Ave
                                                    Kansas City, MO  64105

Future Technology Fund - Class A                    Merrill Lynch Pierce Fenner & Smith                       12.566%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484


International NetNet Fund - Class A                 Merrill Lynch Pierce Fenner & Smith                        5.833%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Growth Fund - Class A                 Fiserv Securities, Inc.                                   29.315%
                                                    Attn: Mutual Funds Department
                                                    One Commerce Square
                                                    2005 Market Street, Suite 1200
                                                    Philadelphia, PA  19103

                                                    Trans-Industries Inc                                      11.281%
                                                    Employee 401K Profit Sharing Plan & Trust
                                                    2637 S. Adams Road
                                                    Rochester Hills, MI  48309

                                                    Merrill Lynch Pierce Fenner & Smith                        5.187%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Emerging Markets Fund - Class A                     Fiserv Securities, Inc.                                   20.428%
                                                    Attn: Mutual Funds Department
                                                    One Commerce Square
                                                    2005 Market Street, Suite 1200
                                                    Philadelphia, PA  19103

                                                    Merrill Lynch Pierce Fenner & Smith                       13.985%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Charles Schwab & Co., Inc.                                 8.213%
                                                    For the benefit of the customer
                                                    101 Montgomery Street
                                                    San Francisco, CA  94104

Healthcare Fund - Class A                           Merrill Lynch Pierce Fenner & Smith                       21.752%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Charles Schwab & Co., Inc.                                 6.349%
                                                    For the benefit of the customer
                                                    101 Montgomery Street
                                                    San Francisco, CA  94104


Global Financial Services Fund - Class A            Hilliard Lyons                                            16.690%
                                                    FBO Carl Bates
                                                    501 South 4th Street
                                                    Louisville, KY  40202

                                                    Merrill Lynch Pierce Fenner & Smith                       13.440%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Hilliard Lyons                                            12.424%
                                                    FBO Madge Bates
                                                    501 South 4th Street
                                                    Louisville, KY  40202

Small Company Growth Fund - Class B                 Merrill Lynch Pierce Fenner & Smith                       62.031%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Index 500 Fund - Class B                            Merrill Lynch Pierce Fenner & Smith                       38.847%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Equity Fund - Class B                 Bear Stearns Securities Corp.                             34.153%
                                                    1 Metrotech Center North
                                                    Brooklyn, NY  11201-3859

                                                    Merrill Lynch Pierce Fenner & Smith                       22.400%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Intermediate Bond Fund - Class B                    Merrill Lynch Pierce Fenner & Smith                       50.859%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Bond Fund - Class B                                 Merrill Lynch Pierce Fenner & Smith                       43.793%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Jonathon Petak                                            16.651%
                                                    155 W. 68th Street
                                                    New York, NY  10023

Tax-Free Short-Intermediate Bond Fund - Class B     Merrill Lynch Pierce Fenner & Smith                       83.347%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Dean Witter FBO                                            5.332%
                                                    Amy Heckerling TTEE
                                                    P.O. Box 250 Church Street Station
                                                    New York, NY  10008

Balanced Fund - Class B                             Merrill Lynch Pierce Fenner & Smith                       24.176%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Michigan Tax-Free Bond Fund - Class B               National Financial Securities Corp.                       22.017%
                                                    Henry Oelkers
                                                    3004 Geneva
                                                    Dearborn, MI  48124

                                                    National Financial Securities Corp.                       20.852%
                                                    Martin G. Janower & Rena A. Janower
                                                    6216 Cromwell
                                                    West Bloomfield, MI  48322

                                                    Prudential Securities Inc. FBO                            17.398%
                                                    Ms. Helen R. Nash TTEE
                                                    Helen R. Nash Living Trust
                                                    150 Lone Pine Road
                                                    Bloomfield, MI  48304-3537

                                                    Gary A. Buccafurri & Pamela Buccafurri JTTEN              13.391%
                                                    2504 Parcels Circle
                                                    Bloomfield Hills, MI  48302

Tax-Free Bond Fund - Class B                        Merrill Lynch Pierce Fenner & Smith                       34.465%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Donaldson Lufkin Jenrette                                 24.645%
                                                    P.O. Box 2052
                                                    Jersey City, NJ  07303

                                                    Dean Witter FBO                                           10.894%
                                                    James E. Shuford
                                                    P.O. Box 250 Church Street Station
                                                    New York, NY  10008

                                                    Paine Webber FBO                                           6.113%
                                                    Mabel Leason TTEE
                                                    Mabel Leason Living Trust
                                                    3868 Millspring Road
                                                    Bloomfield, MI  48304

                                                    Prudential Securities                                      5.294%
                                                    Mr. Claude Nelson Sigmon
                                                    205 Herman Sipe Road
                                                    Conover, NC  28613

Equity Income Fund - Class B                        Merrill Lynch Pierce Fenner & Smith                       32.363%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

U.S. Income Fund - Class B                          Merrill Lynch Pierce Fenner & Smith                       61.101%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Multi-Season Growth Fund - Class B                  Merrill Lynch Pierce Fenner & Smith                       47.144%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Real Estate Fund - Class B                          Merrill Lynch Pierce Fenner & Smith                       53.048%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Bond Fund - Class B                   Merrill Lynch Pierce Fenner & Smith                       51.058%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Morgan Keegan & Co.                                       34.005%
                                                    FBO William Michael Cox IRA
                                                    4487 Old Country Way
                                                    Snellville, GA  30039


NetNet Fund - Class B                               Merrill Lynch Pierce Fenner & Smith                       30.599%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Focus Growth Fund - Class B                         Merrill Lynch Pierce Fenner & Smith                       14.046%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Southwest Securities FBO                                   8.789%
                                                    Kelly Huffman
                                                    P.O. Box 5009002
                                                    Dallas, TX  75250

                                                    Prudential Securities FBO                                  5.010%
                                                    Ulric Arthur IRA Rollover
                                                    6101 Prince Frederick Court
                                                    Leesburg, FL  34748

Micro-Cap Equity Fund - Class B                     Merrill Lynch Pierce Fenner & Smith                       41.901%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Small-Cap Value Fund - Class B                      Merrill Lynch Pierce Fenner & Smith                       57.173%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

MidCap Select Fund - Class B                        Merrill Lynch Pierce Fenner & Smith                       29.616%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    First Clearing Corp.                                      15.692%
                                                    Wilma Rothfus
                                                    325 North 4th Street
                                                    Carlisle, IA  50047

                                                    Dean Witter Cust For                                       9.392%
                                                    Darrel Fincher
                                                    P.O. Box 250 Church Street Station
                                                    New York, NY  10008

                                                    McDonald Investments                                       7.959%
                                                    800 Superior Avenue
                                                    Suite 2100
                                                    Cleveland, OH  44114

Future Technology Fund - Class B                    Merrill Lynch Pierce Fenner & Smith                       23.855%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International NetNet Fund - Class B                 Merrill Lynch Pierce Fenner & Smith                       15.918%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Digital Economy Fund - Class B                      Shaun Scholer & Rebecca Scholer JTWROS                    52.749%
                                                    1401 East Beacon Way
                                                    Carmel, IN  46032

                                                    State Street Bank & Trust Co. FBO                         26.923%
                                                    Dennis Heber Ira
                                                    4820 Boswood Street
                                                    Avon, OH  44011

                                                    Nino Chaddah                                              13.462%
                                                    12441 Short Avenue Apt. #15
                                                    Los Angeles, CA  90066

                                                    Helene Touvi & Jason Touvi JTWROS                          6.731%
                                                    2699 Colonial Ave.
                                                    Merrick, NY  11566

International Growth Fund - Class B                 Merrill Lynch Pierce Fenner & Smith                       26.466%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Emerging Markets Fund - Class B                     Merrill Lynch Pierce Fenner & Smith                       31.689%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Healthcare Fund - Class B                           Merrill Lynch Pierce Fenner & Smith                       30.648%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Global Financial Services Fund - Class B            Merrill Lynch Pierce Fenner & Smith                       15.165%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Wexford Clearing FBO                                       5.445%
                                                    Tucker Anthony Custodian For
                                                    M. Scott Rappeport IRA Rollover
                                                    8 Tulip Lane
                                                    Randolph, NJ  07869

                                                    National Financial Services Corp.                          5.000%
                                                    P.O. Box 3908 Church Street Station
                                                    New York, NY  10008-3908

Small Company Growth Fund - Class C                 Merrill Lynch Pierce Fenner & Smith                       62.626%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Equity Fund - Class C                 Merrill Lynch Pierce Fenner & Smith                       70.820%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Intermediate Bond Fund - Class C                    Merrill Lynch Pierce Fenner & Smith                       51.924%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    National Financial Services Corp.                         19.249%
                                                    P.O. Box 3908 Church Street Station
                                                    New York, NY  10008-3908

                                                    State Street Bank & Trust Co. FBO                          9.734%
                                                    Thomas Casey R/O IRA
                                                    19 West Emerson Street
                                                    Melrose, MA  02176

Bond Fund - Class C                                 Merrill Lynch Pierce Fenner & Smith                       49.901%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    A.G. Edwards & Sons Custodian For                         21.039%
                                                    Thomas L. Bartelt FBO Thomas L. Bartelt
                                                    Profit Sharing Plan
                                                    1304 Fond Du Lac Ave.
                                                    Kewaskum, WI  53040

                                                    Donaldson Lufkin Jenrette                                 10.385%
                                                    P.O. Box 2052
                                                    Jersey City, NJ  07303

Tax-Free Short-Intermediate Bond Fund - Class C     Merrill Lynch Pierce Fenner & Smith                       89.776%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Prudential Securities, Inc. FBO                            9.038%
                                                    Berger Family
                                                    Rowland Heights, CA  91748

Balanced Fund - Class C                             Merrill Lynch Pierce Fenner & Smith                       34.578%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Wachovia Securities, Inc.                                  5.091%
                                                    P.O. Box 1220
                                                    Charlotte, NC  28201

Michigan Tax-Free Bond Fund - Class C               Merrill Lynch Pierce Fenner & Smith                       95.164%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Tax-Free Bond Fund - Class C                        Merrill Lynch Pierce Fenner & Smith                       66.476%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Prudential Securities FBO                                 11.691%
                                                    Mr. Mark W. Howard IRA Rollover
                                                    12050 Rambling Road
                                                    Lockport, IL  60441

                                                    Dean Witter FBO Eleanor Bair                               9.344%
                                                    P.O. Box 250 Church Street Station
                                                    New York, NY  10008

                                                    Prudential Securities FBO                                  5.570%
                                                    Mr. William J. Lattyak
                                                    Scientific Computing Assoc. Simple IRA
                                                    1214 Community Drive
                                                    La Grange Park, IL  60526

Equity Income Fund - Class C                        Merrill Lynch Pierce Fenner & Smith                       37.679%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Linda A. Bramley                                           6.253%
                                                    3604 Brookshire
                                                    Plano, TX  75075

                                                    Prudential Securities FBO                                  5.840%
                                                    Dr. Nunilon C. Lim Jr.
                                                    IRA Rollover
                                                    9 Overhill Court
                                                    Orinda, CA  94563

U.S. Income Fund - Class C                          Merrill Lynch Pierce Fenner & Smith                       83.526%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Multi-Season Growth Fund - Class C                  Merrill Lynch Pierce Fenner & Smith                       75.178%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Real Estate Fund - Class C                          Merrill Lynch Pierce Fenner & Smith                       32.416%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Grace R. Bauer & Erwin A. Bauer TTEE                       7.326%
                                                    Bauer Living Trust
                                                    P.O. Box 3730
                                                    Sequim, WA  98382

International Bond Fund - Class C                   LPL Financial Services                                    59.279%
                                                    9785 Towne Centre Drive
                                                    San Diego, CA  92121

                                                    Merrill Lynch Pierce Fenner & Smith                       30.293%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

NetNet Fund - Class C                               Merrill Lynch Pierce Fenner & Smith                       36.920%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Micro-Cap Equity Fund - Class C                     Merrill Lynch Pierce Fenner & Smith                       48.606%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Small-Cap Value Fund - Class C                      Merrill Lynch Pierce Fenner & Smith                       57.577%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International Growth Fund - Class C                 PaineWebber                                               19.553%
                                                    FBO Michael Moscone
                                                    382 Cranbrook Ct.
                                                    Bloomfield Hills, MI  48304

                                                    PaineWebber                                               12.246%
                                                    FBO Keilley A. Hamm Trust
                                                    P.O. Box 955
                                                    Branchville, NJ  07826-0955

                                                    PaineWebber                                               12.246%
                                                    FBO Keith Hamm Trust
                                                    P.O. Box 955
                                                    Branchville, NJ  07826-0955

                                                    Merrill Lynch Pierce Fenner & Smith                       11.119%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Emerging Markets Fund - Class C                     Merrill Lynch Pierce Fenner & Smith                       21.388%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    State Street Bank & Trust Custodian For                    6.661%
                                                    Thomas F. Casey Rollover IRA
                                                    19 West Emerson Street
                                                    Melrose, MA  02176

                                                    Donaldson, Lufkin Jenrette                                 6.294%
                                                    Securities Corporation Inc.
                                                    P.O. Box 2052
                                                    Jersey City, NJ  07303-9998

                                                    First Clearing Corporation                                 5.998%
                                                    Dr. Philip L. Miller & Susan G. Miller
                                                    12 Cleveland Drive
                                                    Poughkeepsie, NY  12601

Healthcare Fund - Class C                           Merrill Lynch Pierce Fenner & Smith                       30.726%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Future Technology Fund - Class II                   Merrill Lynch Pierce Fenner & Smith                       16.118%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

International NetNet - Class II                     Merrill Lynch Pierce Fenner & Smith                       14.812%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

Focus Growth Fund - Class II                        Salomon Smith Barney                                      39.874%
                                                    333 West 34th Street - 3rd Floor
                                                    New York, NY  10001

                                                    Bear Stearns Securities Corp.                             16.092%
                                                    1 Metrotech Center North
                                                    Brooklyn, NY  11201-3859

                                                    Paine Webber FBO                                           5.242%
                                                    Rochelle Steinman Roth IRA
                                                    12334 St. Simon Drive
                                                    Boca Raton, FL  33428

MidCap Select Fund - Class II                       Paine Webber FBO                                          25.797%
                                                    Rochelle Steinman Roth IRA
                                                    12334 St. Simon Drive
                                                    Boca Raton, FL  33428

                                                    Hilliard Lyons                                            10.956%
                                                    FBO Nancy Darnell
                                                    501 South 4th Street
                                                    Louisville, KY  40202

                                                    Prudential Securities FBO                                 10.377%
                                                    Beatrice Brown IRA Rollover
                                                    1330 10th Street NW Apt. 1
                                                    Washington, DC  20001

                                                    Prudential Securities FBO                                  8.258%
                                                    Ms. Joyce Mathis IRA
                                                    2145 West River Trace Drive
                                                    Memphis, TN  38134

                                                    Merrill Lynch Pierce Fenner & Smith                        7.124%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Sherie Diane Byrd                                          5.258%
                                                    1826 Piccadilly Circle
                                                    Cape Coral, FL  33991

                                                    Prudential Securities FBO                                  5.066%
                                                    Asako Obara Rev. Living Trust
                                                    Honolulu, HI  96815

Digital Economy Fund - Class II                     Marvin Botwin                                             96.982%
                                                    2170 Century Park East
                                                    Los Angeles, CA  90067

Global Financial Services Fund - Class II           Legg Mason Wood Walker                                    23.492%
                                                    P.O. Box 1476
                                                    Baltimore, MD  21202


                                                    Merrill Lynch Pierce Fenner & Smith                       23.471%
                                                    FBO The sole benefit of its customers
                                                    4800 Deer Lake Dr. East 2nd Floor
                                                    Jacksonville, FL  32246-6484

                                                    Prudential Securities FBO                                  5.893%
                                                    Ms. Mary Kaplan IRA
                                                    21 East 90th Street
                                                    New York, NY  10128

                                                    Paine Webber FBO Stubbs & Sons Def. Ben                    5.847%
                                                    P.O. Box 456
                                                    Altoona, IA  50009

                                                    Salomon Smith Barney                                       5.492%
                                                    333 West 34th Street - 3rd Floor
                                                    New York, NY  10001

                                                    Olde Discount                                              5.381%
                                                    751 Griswold Street
                                                    Detroit, MI  48226

     As of September 29, 2000, Munder Capital Management, on behalf of their clients owned 5.8916% of Small-Cap Value Fund Class A shares, 2.3236% of Small-Cap Value Fund Class Y shares, 2.2100% of Focus Growth Fund Class Y shares, 1.1779% of Emerging Markets Fund Class A shares, 100% of International Growth Fund Class Y shares, 1.7523% of Global Financial Services Fund Class Y shares, 24.5297% of MidCap Select Fund Class Y shares, 20.6308% of International Bond Fund Class Y shares, 19.4046% of Micro-Cap Fund Class Y shares, 1.1976% of Money Market Fund Class Y shares, 1.0268% of International NetNet Fund Class Y shares, 12.4408% of NetNet Fund Class Y shares, 15.8653% of Future Technology Class Y shares, 4.9047% of Balanced Fund Class Y shares, 16.2496% of Bond Fund Class Y shares, 17.9815% of Michigan Tax-Free Bond Fund Class Y shares, 1.5453% of Equity Income Class Y shares, 4.9169% of Small Company Growth Class Y shares, 13.4014% of Real Estate Fund Class Y shares and 7.5214% of Multi-Season Growth Fund Class Y shares.

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

  This SAI and each of the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 2000 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 2000. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 2000, appearing in the related Prospectuses dated October 27, 2000 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. As of the date of this SAI, the Power Plus Fund had not commenced operations and therefore has no audited financials.

                                   APPENDIX A
                                   ----------

                             - Rated Investments -
Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":
          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":
          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":
          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":
          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":
          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":
          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":
          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB," "B" and "CCC":

          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more susceptible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

     Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors.

                                   APPENDIX B
                                   ----------

     The Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts
    -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     ---------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     -----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale.  The Funds would engage in an interest
     ---------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The Advisor wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Advisor believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The advisor could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase.  The Funds would engage in an
     -------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The advisor wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the advisor believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or designated on the books of the Fund's custodian for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The advisor could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

     General.  A bond index assigns relative values of the bonds included in the
     --------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions.  The following are examples
     ---------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

                  ANTICIPATORY PURCHASE HEDGE: Buy the Future
               Hedge Objective: Protect Against Increasing Price

                Portfolio                                                              Futures
Anticipate buying $62,500 in Equity Securities                                  -Day Hedge is Placed-
                                                                            Buying 1 Index Futures at 125
                                                                         Value of Futures = $62,500/Contract

Buy Equity Securities with Actual Cost = $65,000                                Day Hedge is Lifted-
Increase in Purchase Price = $2,500                                          Sell 1 Index Futures at 130
                                                                         Value of Futures = $65,000/Contract
                                                                              Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
$62,500 Portfolio Beta Relative to the Index = 1.0

                Portfolio                                                             Futures
Anticipate Selling $1,000,000 in Equity Securities                             - Day Hedge is Placed-
                                                                            Sell 16 Index Futures at 125
                                                                            Value of Futures = $1,000,000

Equity Securities - Own Stock                                                   Day Hedge is Lifted-
with Value = $960,000                                                        Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000                                            Value of Futures = $960,000
                                                                              Gain on Futures = $40,000

III.  Margin Payments
      ---------------

     Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian in an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Advisor, World or the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Advisor, World or the Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures instruments held in the Fund may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Advisor, World or the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the Advisor's, World's or the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  Options on Futures Contracts
    ----------------------------

     The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from(call) or sell to(put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions
     ---------------------

     The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor or World.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor, World or the Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor, World or the Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor, World or the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will designate liquid, high grade assets on the books of the Fund's custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters
      -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

VIII.  Options
--------------

     Each of the Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Short-Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Funds may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Fund's custodian. A Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. A Fund will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     The Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Funds may purchase call options to hedge against an increase in the price of securities that they anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange (an "Exchange"), may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

                              MUNDER FUND OF FUNDS
                (formerly The Munder All-Season Aggressive Fund)

                               480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

                      STATEMENT OF ADDITIONAL INFORMATION
                                October 27, 2000
                            As Restated May 25, 2001

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to the Class A, Class B, and Class Y shares representing interests in the Munder Fund of Funds (formerly the Munder All-Season Aggressive
Fund) (the "Fund"). The Fund is a diversified series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. This SAI relates only to the Fund, which is referred to as a Munder Fund of Funds. The Fund seeks its investment objective by investing in a portfolio of mutual funds (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"),The Munder Funds Trust (the "Trust") and St. Clair Funds, Inc ("St. Clair"). This SAI is not a prospectus, and should be read only in conjunction with the Fund's Prospectuses dated October 27, 2000 as restated February 26, 2001. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. The financial statements for the Company including the notes thereto, dated June 30, 2000 are incorporated by reference into this SAI from the annual and semi-annual reports of the Company.

     An investment in the Fund or an Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



SAIMFF501

                               TABLE OF CONTENTS

                                                                                    Page
History and General Information...................................................     3
Fund Investments..................................................................     3
Risk Factors and Special Considerations-Institutional S&P 500 Index Equity Fund...    15
Investment Limitations............................................................    17
Temporary Defensive Position......................................................    18
Management of the Fund............................................................    18
Investment Advisory and Other Service Arrangements................................    22
Code of Ethics....................................................................    26
Portfolio Transactions............................................................    26
Additional Purchase, Redemption, Exchange and Conversion Information..............    27
Net Asset Value...................................................................    28
Performance Information...........................................................    29
Taxes.............................................................................    30
Additional Information Concerning Shares..........................................    33
Other Information.................................................................    34
Registration Statement............................................................    35
Financial Statements..............................................................    36
Appendix A........................................................................   A-1
Appendix B........................................................................   B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company was organized as a Maryland corporation on November 18, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Munder Fund of Funds was formerly known as Munder All-Season Aggressive Fund. The Fund operates as a diversified series of shares issued by the Company. The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

     As stated in each Prospectus, the investment advisor of the Fund, and each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), is Munder Capital Management (the "Advisor"). The investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund is World Asset Management ("World"), a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor. The principal partners of the Advisor are Munder Group LLC and WAM Holdings, Inc. ("WAM"), WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are an indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited serves as sub-advisor ("Sub-Advisor") to the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and the Framlington International Growth Fund, (collectively, the "Framlington Funds"), which are the four series of Framlington. The Sub-Advisor also serves as sub-advisor to the International NetNet Fund and the Bio(Tech)/2/ Fund, two series of the Company. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by HSBC plc, a banking and financial services organization based in the United Kingdom.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectuses.

     Assets of the Fund will be allocated among the Underlying Funds within the ranges set forth in the Prospectuses. In addition, the Fund may hold cash, and may invest cash balances in repurchase agreements and other money market instruments in an amount to meet redemptions or for day-to-day operating expenses.

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund seeks to provide long-term capital appreciation. The Fund seeks its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Underlying Funds. With the exception of Multi-Season Growth Fund and Real Estate Equity Investment Fund, each Underlying Fund's investment objective is a non-fundamental policy and may be changed without authorization of the holders of a majority of such Underlying Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A to this SAI. For purposes of this SAI, Bio(Tech)2 Fund, Digital Economy Fund, Focus Growth Fund, Future Technology Fund, Equity Income Fund, Growth Opportunities Fund, Institutional S&P 500 Index Equity Fund, International Equity Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund (the "Multi-Season Fund"), NetNet Fund, Power Plus Fund, Real Estate Equity Investment Fund (the "Real Estate Fund"), Small-Cap Value Fund, Small Company Growth Fund and the Framlington Funds are referred to as the "Equity Funds." The Cash Investment Fund, Institutional Money Market Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." If you require more detailed information about an Underlying Fund, please call the Distributor at (800) 438-5789 to obtain the complete prospectus and statement of additional information for that fund.

     Borrowing. The Underlying Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Underlying Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Underlying Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Underlying Funds may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Underlying Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the Funds.

     Additionally, each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Foreign Securities. Each Equity Fund (except Bio(Tech)/2/ Fund, NetNet Fund, Real Estate Fund, International Equity Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund), and each of the Cash Investment Fund and the Institutional Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund and Framlington International Growth Fund each will invest at least 65% of its assets in securities of issuers located in at least three other countries, one of which may be the United States. Framlington Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Framlington Emerging Markets Fund will invest at least 65% of its assets in companies in emerging market countries. There is no limit on the Framlington Healthcare Fund's or the Bio(Tech)/2/ Fund's investments in foreign securities. The Future Technology Fund, International NetNet Fund, Multi-Season Fund and the NetNet Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to an Underlying Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent an Underlying Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase the volatility in world markets and affect European markets in particular. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     An Underlying Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within an Underlying Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund) are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, an Underlying Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, an Underlying Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency. Similarly, when the obligations held by an Underlying Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. An Underlying Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of an Underlying Fund's assets that could be required to consummate forward contracts will be designated on the records of the Underlying Funds or those of the Underlying Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. A forward contract to sell a foreign currency is "covered" if an Underlying Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the fund to buy the same currency at a price no higher than the fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if an Underlying Fund holds a forward contract (or call option) permitting the fund to sell the same currency at a price as high as or higher than the fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. Each of the Equity Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Underlying Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

          Each Underlying Fund (except U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). An Underlying Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Underlying Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by the Underlying Fund in reliance upon Rule 144A could have the effect of increasing the level of the Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Underlying Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, an Underlying Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Underlying Fund bears directly in connection with its own operations. Each Underlying Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Underlying Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Underlying Fund.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Underlying Funds may lend securities in its portfolio (subject to a limit of 25% of each Underlying Fund's total assets, other than the Institutional Money Market Fund; and 33 1/3% of the Institutional Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Underlying Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that an Underlying Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return securities;
(ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Underlying Funds will lend securities, the Advisor, World or the Sub-Advisor will consider all relevant facts and circumstances. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-Rated Debt Securities. It is expected that each Underlying Fund (other than the Money Market Funds, Institutional S&P 500 Index Equity Fund and Equity Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or in comparable unrated securities. The Equity Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Underlying Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower-rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Underlying Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Underlying Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Underlying Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. The Fund and the Underlying Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund and the Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by the Fund or an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's. In addition, the Fund and the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World or the Sub-Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Fund and the Underlying Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, an investor may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, an Underlying Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund and the Underlying Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-Related Securities. Subject to applicable credit criteria, the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust, St. Clair nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Institutional Money Market Fund each may, when deemed appropriate by the Advisor in light of the Underlying Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Institutional Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks;

Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. For risks associated with options on foreign currencies, see Appendix B of this SAI.

     Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. The Fund and the Underlying Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor, World or the Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy, of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Fund's or Underlying Funds' custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund or Underlying Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain cash, U.S. Government securities or other liquid high-grade securities designated on the books of the Underlying Fund's custodian an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that an Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Underlying Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Underlying Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Underlying Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Underlying Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Underlying Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Underlying Fund will also be required to deposit similar collateral with its custodian or custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Underlying Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Underlying Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Underlying Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Cash Investment Fund and the Institutional Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by an Underlying Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Trust and St. Clair expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Cash Investment Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The total amount paid in either manner for outstanding stand-by commitments held by the Underlying Fund will not exceed 1/2 of 1% of the value of the Underlying Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Cash Investment Fund and the Institutional Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where an Underlying Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by an Underlying Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor, World or the Sub-Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Underlying Funds' futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Underlying Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Underlying Funds' position in such futures contract or put option.

     The Underlying Funds may purchase and write call and put options on stock index futures contracts and each such Underlying Fund may purchase and write call and put options on bond index futures contracts. Each such Underlying Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Underlying Funds may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Underlying Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, such Underlying Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Underlying Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. Government Obligations. The Fund and the Underlying Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by an Underlying Fund may have stated maturities in excess of an Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor, World or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Underlying Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Underlying Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Underlying Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Underlying Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Underlying Fund could suffer a loss if the issuer defaulted or during periods that an Underlying Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by an Underlying Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Guaranteed Investment Contracts. The Cash Investment Fund and the Institutional Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. An Underlying Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by an Underlying Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Underlying Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When an Underlying Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Underlying Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Underlying Fund's commitments.
It may be expected that the market value of the Underlying Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because an Underlying Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor, World or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of an Underlying Fund's total assets absent unusual market conditions.

     An Underlying Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. In these cases the Underlying Fund may realize a taxable capital gain or loss.

     When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Underlying Fund starting on the day the Fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund and each Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other (NRSROs) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Institutional Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer. The Cash Investment Fund and the Institutional Money Market Fund intend to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Underlying Fund's total assets at the time of purchase, provided that the Underlying Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Boards of Trustees and Directors, as applicable, or the Advisor, World or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Underlying Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                   RISK FACTORS AND SPECIAL CONSIDERATIONS -
                    INSTITUTIONAL S&P 500 INDEX EQUITY FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Institutional S&P 500 Index Equity Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Fund does not expect to hold, at any particular time, all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     In addition, the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     Disclaimer. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Institutional S&P 500 Index Equity Fund or any member of the public regarding the advisability of investing in securities generally or in the Institutional S&P 500 Index Equity Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Institutional S&P 500 Index Equity Fund. S&P has no obligation to take the needs of the Trust or the owners of the Institutional S&P 500 Index Equity Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Institutional S&P 500 Index Equity Fund or the timing of the issuance or sale of the Institutional S&P 500 Index Equity Fund or in the determination or calculation of the equation by which the Institutional S&P 500 Index Equity Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Institutional S&P 500 Index Equity Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Institutional S&P 500 Index Equity Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Institutional S&P 500 Index Equity Fund.

                             INVESTMENT LIMITATIONS

     The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Other Information- Shareholder Approvals").

The Fund may not:

     1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); this limitation does not apply to investment by the Fund in investment companies;

     2. With respect to 75% of the Fund's assets invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued by other investment companies or securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4.   Issue any senior security (as defined in Section 18(f) of the 1940
          Act) except as permitted under the 1940 Act;

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities; or

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors of the Company without shareholder vote, provide that the Fund may not invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days).

Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

          During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Underlying Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                             MANAGEMENT OF THE FUND

                             DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses, ages, and principal occupations during the past five years are as set forth below. An asterisk (*) indicates a director who may be deemed to be an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Company.


                                                                             Principal Occupation
Name, Address and Age                 Positions with Company+                During Past Five Years
---------------------                 ----------------------                 ----------------------
Charles W. Elliott                    Director and Chairman                  Senior Advisor to the President,
1024 Essex Circle                                                            Western Michigan University (July
Kalamazoo, MI 49008                                                          1995 through December 1998).
Age 69.                                                                      Director, Steelcase Financial
                                                                             Corporation.

John Rakolta, Jr.                     Director and Vice Chairman             Chairman and Chief Executive
1876 Rathmor                                                                 Officer, Walbridge Aldinger Company
Bloomfield Hills, MI 48304                                                   (construction company) (1991 to
Age 53.                                                                      present).

Thomas B. Bender                      Director                               Director, Disciplined Growth
7 Wood Ridge Road                                                            Investors (investment management
Glen Arbor, MI 49636                                                         firm) (December 1999 to present);
Age 67.                                                                      Partner, Financial & Investment
                                                                             Management Group (April 1991 to
                                                                             December 1999).

Dr. David Brophy                      Director                               Professor, University of Michigan.
1025 Martin Place                                                            Director, River Place Financial
Ann Arbor, MI 48104                                                          Corporation.
Age 64.

Dr. Joseph E. Champagne               Director                               Vice President, Macomb College
319 East Snell Road                                                          (since 2001); Dean, Macomb College
Rochester, MI 48306                                                          (since September 1997); Corporate
Age 62.                                                                      and Executive Consultant (since
                                                                             September 1993).  Chairman of Board
                                                                             of Directors, Ross Controls of
                                                                             Troy, Michigan (manufacturing and
                                                                             engineering corporation).

                                                                             Principal Occupation
Name, Address and Age                 Positions with Company+                During Past Five Years
---------------------                 -----------------------                ----------------------
Thomas D. Eckert                      Director                               President and Chief Executive
10726 Falls Pointe Drive                                                     Officer, Capital Automotive REIT
Great Falls, VA 22066                                                        (real estate investment trust
Age 53.                                                                      specializing in retail automotive
                                                                             properties) (since November 1997);
                                                                             President, Mid-Atlantic Region of
                                                                             Pulte Home Corporation (developer
                                                                             of residential land and
                                                                             construction of housing units)
                                                                             (1983 to 1997).  Director, Capital
                                                                             Automotive REIT (real estate
                                                                             investment trust specializing in
                                                                             retail automotive properties).

Dr. Arthur T. Porter                  Director                               President and Chief Executive
12251 Jacoby Rd                                                              Officer of the Detroit Medical
Milford, MI 48201                                                            Center (May 1999 to present);
Age 44.                                                                      Executive Vice President and Chief
                                                                             Operating Officer of Detroit
                                                                             Medical Center (February 1999 to
                                                                             May 1999); Professor with Tenure
                                                                             and Chairman of Radiation Oncology
                                                                             of Wayne State University School of
                                                                             Medicine (1991 to 1999); Radiation
                                                                             Oncologist in Chief of Detroit
                                                                             Medical Center (1991 to 1999);
                                                                             President and Chief Executive
                                                                             Officer of Radiation Oncology
                                                                             Research and Development Center
                                                                             (1991 to 1999); Chief, Gershenson
                                                                             Radiation Oncology Center-Harbor
                                                                             Hospital (1991 to 1999).
                                                                             Chairman of the Board of
                                                                             Chancellors of the American College
                                                                             of Radiation Oncology; Director,
                                                                             Board of Scientific Counselors of
                                                                             National Cancer Institute (USA);
                                                                             Director, Detroit Economic Club.

                                                                             Principal Occupation
Name, Address and Age                 Positions with Company+                During Past Five Years
---------------------                 -----------------------                ----------------------
Michael T. Monahan*                   Director                               President of Monahan Enterprises,
3707 W. Maple Rd.                                                            LLC (consulting company) (June 1999
Suite 102                                                                    to present); Chairman of the
Bloomfield Hills, MI 48301                                                   Advisor (January 2000 to December
Age 62.                                                                      2000); Chief Executive Officer of
                                                                             the Advisor (October 1999 to
                                                                             December 1999); President of
                                                                             Comerica Incorporated (February
                                                                             1992 to June 1999); President of
                                                                             Comerica Bank (February 1992 to
                                                                             June 1999).  Director, Framlington
                                                                             Group plc (December 1999 to
                                                                             present); Director, Hertz
                                                                             Corporation; Director, Jacobson
                                                                             Stores, Inc.

James C. Robinson                     President                              Chief Executive Officer of the
480 Pierce Street                                                            Advisor (January 2000 to present)
Suite 300                                                                    Executive Vice President of the
Birmingham, MI 48009                                                         Advisor (February 1998 to December
Age 39.                                                                      1999); Chief Investment
                                                                             Officer/Fixed Income of the Advisor
                                                                             (January 1995 to December 1999).

Stephen J. Shenkenberg                Vice President and Secretary           General Counsel to the Advisor
480 Pierce Street                                                            (July 2000 to present); Deputy
Suite 300                                                                    General Counsel of Strong Capital
Birmingham, MI 48009                                                         Management, Inc. (November 1996 to
Age 42.                                                                      July 2000); Associate Counsel of
                                                                             Strong Capital Management, Inc.
                                                                             (December 1992 to November 1996).

Elyse G. Essick                       Vice President                         Vice President and Director of
480 Pierce Street                                                            Communications and Client Services
Suite 300                                                                    of the Advisor (since January 1995).
Birmingham, MI 48009
Age 42.

Peter K. Hoglund                      Vice President                         Chief Administration Officer of the
480 Pierce Street                                                            Advisor (May 2000 to present);
Suite 300                                                                    Associate of Heartland Industrial
Birmingham, MI 48009                                                         Partners, a private equity group
Age 35.                                                                      (October 1999 to May 2000); Sr.
                                                                             Portfolio Manager of the Advisor
                                                                             (January 1995 to October 1999);
                                                                             Research Analyst of the Advisor
                                                                             (May 1993 to January 1995).

                                                                             Principal Occupation
Name, Address and Age                 Positions with Company+                During Past Five Years
---------------------                 -----------------------                ----------------------
Bradford E. Smith                     Treasurer                              Manager of Mutual Fund Operations
480 Pierce Street                                                            of the Advisor (March 2000 to
Suite 300                                                                    present); Administrator of Mutual
Birmingham, MI 48009                                                         Fund Operations of the Advisor
Age 28.                                                                      (August 1999 to February 2000);
                                                                             Assistant Vice President, Madison
                                                                             Mosaic, LLC (advisor to the Mosaic
                                                                             Funds) (September 1998 to July
                                                                             1999); Assistant Director of
                                                                             Shareholder Service, Madison
                                                                             Mosaic, LLC (April 1997 to August
                                                                             1998); Cash Manager, GIT Funds
                                                                             (n.k.a. Mosaic Funds); (June 1996
                                                                             to March 1997); Registered
                                                                             Representative, GIT Investment
                                                                             Services, Inc. (January 1995 to May
                                                                             1996).

Mary Ann Shumaker                     Assistant Secretary                    Associate General Counsel of the
480 Pierce Street                                                            Advisor (since July 1997);
Suite 300                                                                    Associate, Miro Weiner & Kramer
Birmingham, MI 48009                                                         (law firm) (1991 to 1997).
Age 46.

-------------
+ Individual holds same position with the Trust, Framlington, St. Clair and The
  Munder @Vantage Fund ("@Vantage").

     Trustees of the Trust and Framlington who are not employees of the Advisor or any of its affiliates and Directors of the Company and St. Clair receive an aggregate fee from the Trust, Framlington, the Company and St. Clair for service on those organizations' respective Boards, comprised of an annual retainer fee of $35,000 (($43,750) for the Chairman) and a fee of $3,500 for each Board meeting attended. Trustees of @Vantage who are not employees of the Advisor or any of its affiliates receive an annual retainer fee of $5,000 and a fee of $500 for each meeting attended. Board members who are members of the Audit Committee, Board Process and Compliance Committee, and/or Nominating Committee also receive a retainer and a fee for each meeting of the committee attended. Trustees and Directors are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the fiscal year ended June 30, 2000. @Vantage had not yet commenced operations as of June 30, 2000.

                             Charles W. Elliot     John Rakolta, Jr.    Thomas B.   David J.   Dr. Joseph E.      Thomas D.
                                  Chairman           Vice Chairman       Bender      Brophy      Champagne          Eckert
------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from the Company                  $25,473             $23,513          $23,513      $23,513       $23,513          $23,513
 (comprised of 14 funds)
------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from the Trust                    $28,733             $26,523          $26,523      $26,523       $26,523          $26,523
 (comprised of 14 funds)
------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from Framlington                  $   768             $   709          $   709      $   709       $   709          $   709
 (comprised of 4 funds)
------------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
 from St. Clair                    $ 1,901             $ 1,755          $ 1,755      $ 1,755       $ 1,755          $ 1,755
 (comprised of 11 funds)
------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
                             Charles W. Elliot     John Rakolta, Jr.    Thomas B.   David J.   Dr. Joseph E.      Thomas D.
                                  Chairman           Vice Chairman       Bender      Brophy      Champagne          Eckert
------------------------------------------------------------------------------------------------------------------------------
Pension Retirement
Benefits Accrued as Part of
Fund Expenses                       None                  None            None        None          None             None
------------------------------------------------------------------------------------------------------------------------------
Estimated Annual Benefits
upon Retirement                     None                  None            None        None          None             None
------------------------------------------------------------------------------------------------------------------------------
Total from the Fund
Complex                            $56,875               $52,500         $52,500     $52,500       $52,500          $52,500
------------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, Comerica Incorporated ("Comerica"), the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of September 29, 2000, the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Fund of the Company.

     The initial sales charge on Class A shares of the Fund be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Company and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The principal partners of the Advisor are Munder Group LLC, WAM and WAM II. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank-Detroit, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor which has been approved by the shareholders of the Fund.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors. For the advisory services provided to the Fund, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rate of 0.05% of average daily net assets. The Advisor has contractually agreed to reduce its advisory fee to 0.00% through October 31, 2001, or the effective date of the Company's next annual registration statement update, whichever is sooner.

     For the period of commencement of operations through June 30, 1998, the Advisor received fees, after waivers, of $177,410 for the Fund. In addition, for the period ended June 30, 1998, the Advisor reimbursed expenses of $90,291, to the Fund.

     For the fiscal year ended June 30, 1999, the Advisor received fees, after waivers of $99,281 for the Fund. In addition the Advisor reimbursed expenses of $54,595 to the Fund.

     For the fiscal year ended June 30, 2000, the Advisor received fees, after waivers of $65,361 for the Fund. In addition the Advisor reimbursed expenses of $163,426 to the Fund.

     The Advisor serves as investment advisor to each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), and for the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Underlying Fund. The Advisor expects to voluntarily reimburse expenses during the Company's and Framlington's current fiscal year with respect to the Future Technology Fund, Growth Opportunities Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion. World, the investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund, has agreed to a fee from each of these Underlying Funds. See "Management" in the Underlying Fund's Prospectus for a description of the advisory fees received by the Advisor.

     Pursuant to sub-advisory agreements with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Framlington Funds, the International NetNet Fund and the Bio(Tech)/2/ Fund and receives a fee from the Advisor for such sub-advisory services. See "Management" in the Underlying Fund's Prospectus for a description of the sub-advisory fees received by the Sub-Advisor.

     For the fiscal year ended June 30, 2000, the Advisor received fees, after waivers, if any, at an effective rate of 0.75% of average daily net assets for each of the Focus Growth Fund, Future Technology Fund, Framlington Global Financial Services Fund, Equity Income Fund, Growth Opportunities Fund, International Equity Fund, Multi-Season Fund, Small-Cap Value Fund and Small Company Growth Fund; 0.50% of average daily nets each of the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund; 1.00% of average daily net assets for each of the Micro-Cap Equity Fund, NetNet Fund, Framlington International Growth Fund and Framlington Healthcare Fund; 0.74% of average daily net assets for the Real Estate Fund; .20% of average daily net assets of the Institutional Money Market Fund; 0.35% of average daily net assets of each of the Cash Investment Fund and U.S. Treasury Money Market Fund; 0.07% of average daily net assets of the Institutional S&P 500 Index Equity Fund; and 1.25% of average daily net assets of the Framlington Emerging Markets Fund and International NetNet Fund.

     Distribution Agreement. The Company has entered into an amended and restated combined distribution agreement under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     Distribution Services Arrangements. The Fund has adopted an amended and restated combined Distribution and Service Plan (the "Plan") with respect to its Class A and Class B Shares pursuant to which it uses its assets to finance activities relating to distribution of its shares and the provision of certain shareholder services. Under the Plan for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of the Fund and an annual distribution fee at the rate of 0.05% of the value of average daily net assets of the Class A shares of the Fund. Under the Plan for Class B Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B Shares of the Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B Shares of the Fund.

     Under the terms of the Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or, with respect to the Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to the Distributor to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

     The Directors have determined that the Plan will benefit the Company, the Fund, and its shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) facilitating portfolio management flexibility through cash flow into the Fund; and (iii) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class A and Class B shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class A and Class B shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     For the period from commencement of operations through June 30, 1997, the Fund paid $0 to the Distributor pursuant to the Class A and Class B Service and Distribution Plans. Prior to June 30, 1997, Class B of the Funds had not commenced operations.

     For the fiscal year ended June 30, 1998, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.


      Class A Service and      Class B Service and        CDSC
       Distribution Plan        Distribution Plan        Class B
       -----------------        -----------------        -------
             $227                     $673*                $0

________
*  Commenced operations on January 9, 1998.

     For the fiscal year ended June 30, 1999, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.


      Class A Service and      Class B Service and        CDSC
       Distribution Plan        Distribution Plan        Class B
       -----------------        -----------------        -------
             $627                     $2,388             $1,919


     For the fiscal year ended June 30, 2000, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.


      Class A Service and      Class B Service and        CDSC
       Distribution Plan        Distribution Plan        Class B
       -----------------        -----------------        -------
             $1,563                   $3,750             $475


     The following amounts were paid by each Fund under its Class A and Class B Service and Distribution Plans during the period from commencement of operations through June 30, 2000:

                     Printing and                                                                Interest
                      Mailing of                                                                Carrying or
                    Prospectuses to     Compensation                         Compensation         Other
                  other than Current        to           Compensation to       to Sales          Financing
  Advertising        Shareholders       Underwriters         Dealers          Personnel           Charges
---------------      ------------       ------------         -------          ---------           -------
 Class    Class      Class   Class      Class   Class     Class    Class     Class   Class     Class   Class
   A        B          A       B          A       B         A        B         A       B         A       B
----------------------------------------------------------------------------------------------------------------
  $0        $0        $0      $0         $0      $0     $1,067.63  $373.39     $0     $0        $0      $267.46

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Company pursuant to administration agreements (an "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

     For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were $17,901 for the Fund.

     For the fiscal year ended June 30, 1999, administration fees of State Street were $57,372 for the Fund.

     For the fiscal year ended June 30, 2000, administration fees of State Street were $61,916 for the Fund.

     Custodian. State Street Bank and Trust Company located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian (the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Company, State Street computes the Fund's net asset value and keeps the book account for the Fund.

     Transfer and Dividend Disbursing Agent. PFPC Inc. ("PFPC" or the "Transfer Agent") located at 4400 Computer Drive, Westborough, MA 01581 serves as the transfer and dividend disbursing agent for the Fund pursuant to transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which PFPC
(i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determine to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 CODE OF ETHICS

     The Company, the Advisor, World and the Sub-Advisor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Advisor, World and the Sub-Advisor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Fund purchase only Class Y shares of the Underlying Funds, which are sold without an initial or contingent deferred sales charge to the Fund.

     For the fiscal year ended June 30, 1998, the Fund did not pay any brokerage commissions.

     For the fiscal year ended June 30, 1999, the Fund did not pay any brokerage commissions.

     For the fiscal year ended June 30, 2000, the Fund did not pay any brokerage commissions.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The portfolio turnover rate of the Fund and an Underlying Fund is calculated by dividing the lesser of such Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year. The Fund's and each Underlying Fund's portfolio turnover rate is included in its respective Prospectuses under the section entitled "Financial Highlights." Purchases and sales are made for the Fund and Underlying Fund whenever necessary, in management's opinion, to meet such fund's investment objective. The Underlying Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for the Fund, the Underlying Funds, and for other investment accounts managed by the Advisor and World (Sub-Advisor with respect to the Framlington Funds) are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund or Underlying Fund is concerned, in other cases it is believed to be beneficial to the Fund or Underlying Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund or Underlying Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Fund will not purchase securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Fund is required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of June 30, 1999, the Fund held no such securities.

      ADDITIONAL PURCHASE, REDEMPTION, EXCHANGE AND CONVERSION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Retirement Plans. Shares of any of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     Other Redemption Information. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Conversion of Class B Shares to Class A Shares. Class B Shares of the Fund will automatically convert to Class A Shares of the Fund on the first business day of the month on which the eighth anniversary of the issuance of such Class B Shares occurs. The conversion will be effected at the relative net asset values per share of the two classes.

     If you acquired Class B shares of the Fund by exchanging shares of another Munder Fund of The Munder Funds, Inc., The Munder Funds Trust or The Munder Framlington Funds Trust which you purchased before November 8, 2000, those shares will automatically convert six years after issuance of the original purchase. The conversion will be effected at the relative net asset values per share of the two classes.

     Exchanges. In addition to the method of exchanging shares described in the Fund's Prospectus, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Fund, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Fund nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

  Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

                            PERFORMANCE INFORMATION

Yield and Performance of the Fund

      The Fund's 30-day (or one month) standard yield described in the Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

                           YIELD = 2[( a - b +1)6 -1]
                                       cd

Where:
a = dividends and interest earned by the Fund during the period b = expenses accrued for the period (net of reimbursements and waivers) c = average daily number of shares outstanding during the period entitled to receive dividends
    d = maximum offering price per share on the last day of the period

     For the purpose of determining interest earned on debt obligations purchased by the Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Total Return of the Fund

     Total Return. The Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

       T = (ERV)1/n -1
              P

Where:
       P = hypothetical initial payment of $1,000;
       T = average annual total return;
       n = period covered by the computation, expressed in years;
       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

     The Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                          (ERV) - 1
Aggregate Total Return =    P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, Class B and Class Y Shares of the Fund for the 12 month period ended June 30, 2000 and the period from commencement of operations through June 30, 2000:

                                             12 month period                        Inception through
                                           ended June 30, 2000                        June 30, 2000
                                           -------------------                        -------------
                                      with load            w/o load            w/ load            w/o load
                                      ---------            --------            -------            --------
     Class A - 10/8/97                   15.72%             22.47%               7.45%              9.71%
     Class B - 1/9/98                    16.42%             21.42%              14.27%             15.25%
     Class Y- 4/3/97                     22.63%             22.63%              17.93%             17.93%

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional Federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. The Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code.
As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in additional Fund shares. The Fund expects that capital gain dividends will be taxable to shareholders as long-term capital gain. Capital gains dividends are not eligible for the dividends-received deduction for corporations.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Fund each year.

     The Internal Revenue Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an uncertified or incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

     If an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days.

     Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including the Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. The Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gain. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of the Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Taxation of the Underlying Funds. Each Underlying Fund intends to elect and qualify to be taxed as a regulated investment company under the Internal Revenue Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

     Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," should be taxable as mid-term or long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the holding period for the shares.

     Original Issue Discount. The Fund may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Fund may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

Other Taxation

     The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds and distributions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Bio(Tech)/2/ Fund, Digital Economy Fund, Focus Growth Fund, Fund of Funds (formerly All-Season Aggressive Fund), Future Technology Fund, Growth Opportunities Fund, International Bond Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Fund, NetNet Fund, Power Plus Fund, Real Estate Fund and Small-Cap Value Fund, respectively. The Fund is offered in three separate classes: Class A, Class B and Class Y shares.

     The Board of Directors adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of each of the Company or an individual portfolio of the Company, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a portfolio are entitled to participate in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, and only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan. Further, shareholders of all of the funds of the Company, as well as those of any other fund now or hereafter offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

     Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                               OTHER INFORMATION

     Counsel. The law firm of Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

     Control Persons and Principal Holders of Securities. As of September 29 2000, the following persons were beneficial owners of 5% of more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

                                                                                                      Percent of
                                                                                                     Total Shares
Class                                                         Name and Address                       Outstanding
-----                                                         ----------------                       -----------
Class A                                       Bradley D. Host                                                 24.848%
                                              Laura W. Host
                                              639 Puritan
                                              Birmingham, MI  48009-4635


                                              State Street Bank & Trust Co.                                    5.791%
                                              FBO Richard Smith
                                              1500 Henrietta
                                              Birmingham, MI  48009

                                              Merrill Lynch Pierce Fenner & Smith                              5.289%
                                              FBO The sole benefit of its customers
                                              4800 Deer Lake Dr. East 2nd Floor
                                              Jacksonville, FL  32246-6484

                                              Richard C Smith                                                  5.214%
                                              Mary C Smith JTROWS
                                              1500 Henrietta
                                              Birmingham, MI  48009

Class B                                       Merrill Lynch Pierce Fenner & Smith                             33.076%
                                              FBO The sole benefit of its customers
                                              4800 Deer Lake Dr. East 2nd Floor
                                              Jacksonville, FL  32246-6484

                                              Sterling Trust Company FBO                                       8.677%
                                              Dennis L. Pesek
                                              P.O. Box 2526
                                              Dwaco, TX  76702

                                              Donaldson Lufkin Jenrette                                        5.345%
                                              P.O. Box 2052
                                              Jersey City, NJ  07303

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of the Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

     This SAI and the Fund's Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The financial statements of the Fund, including the notes thereto, dated June 30, 2000 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of June 30, 2000. The information under the caption "Financial Highlights" of the Fund for the period from commencement of operations through June 30, 2000, appearing in the related Prospectuses dated October 27, 2000 has been derived from the financial statements audited by Ernst & Young LLP. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing.

                                   APPENDIX A
                                   ----------

- Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":
          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":
          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":
          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":
          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":
          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":
          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":
          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" and "CCC":

          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more suspectible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                  APPENDIX B

     As stated in the Prospectus, the Underlying Funds may enter into certain futures transactions and options for hedging purposes. The Underlying Funds may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I.  Interest Rate Futures Contracts
    -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     -----------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Underlying Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Underlying Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Underlying Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by an Underlying Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by an Underlying Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Underlying Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Underlying Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Underlying Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Underlying Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Underlying Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Underlying Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Underlying Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale.  The Underlying Funds would engage in an
     --------------------------------
interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Underlying Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Underlying Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Underlying Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase.  The Underlying Funds would engage in
     ------------------------------------
an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. An Underlying Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Underlying Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Underlying Fund may purchase.

     For example, assume that the market price of a long-term bond that the Underlying Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Underlying Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Underlying Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Underlying Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Underlying Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Underlying Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts
     -----------------------

     General.  A bond index assigns relative values of the bonds included in the
     -------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     An Underlying Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. An Underlying Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, an Underlying Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, an Underlying Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that an Underlying Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. An Underlying Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions.  The following are examples
     --------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future Hedge Objective: Protect Against Increasing Price

Portfolio Futures
-----------------

                                                  -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities
                                                  Buying 1 Index Futures at 125
                                                  Value of Futures = $62,500/Contract

                                                  -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000
Increase in Purchase Price = $2,500
                                                  Sell 1 Index Futures at 130
                                                  Value of Futures = $65,000/Contract
                                                  Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future Hedge Objective: Protect Against Declining Value of the Portfolio

Factors:
--------

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =$62,500
Portfolio Beta Relative to the Index = 1.0

Portfolio Futures
-----------------

                                                     -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities
                                                     Sell 16 Index Futures at 125
                                                     Value of Futures = $1,000,000

                                                     -Day Hedge is Lifted-
Equity Securities - Own Stock
Loss in Portfolio Value = $40,000
                                                     Buy 16 Index Futures at 120 with
                                                     Value = $960,000
                                                     Value of Futures = $960,000
                                                     Gain on Futures = $40,000

III.  Margin Payments
      ---------------

     Unlike the purchase or sale of portfolio securities, no price is paid or received by an Underlying Fund upon the purchase or sale of a futures contract. Initially, the Underlying Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Underlying Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Underlying Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Underlying Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Underlying Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Underlying Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Underlying Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Underlying Fund, and the Underlying Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts
     ------------------------------------------

     There are several risks in connection with the use of futures by the Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Underlying Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Underlying Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Underlying Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Underlying Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Underlying Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Underlying Fund may decline. If this occurs, the Underlying Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before an Underlying Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Underlying Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Underlying Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Underlying Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Underlying Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Underlying Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Underlying Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Underlying Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Underlying Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Underlying Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Underlying Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  Options on Futures Contracts
    ----------------------------

     The Underlying Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. An Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option pre Underlying miums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Underlying Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions
     ---------------------

     The Underlying Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Underlying Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     The Underlying Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Underlying Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Underlying Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Underlying Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying Fund has or in which the Underlying Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Underlying Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Underlying Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Underlying Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. U.S. dollars. The amount of the commitment or option would not exceed the value of the Underlying Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Underlying Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.     Options.
         -------

     The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see currencies transactions above.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Underlying Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Underlying Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Underlying Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Underlying Fund investments. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Underlying Funds may write options in connection with buy-and-write transactions; that is, the Underlying Funds may purchase a security and then write a call option against that security. The exercise price of the call the Underlying Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Underlying Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Underlying Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Underlying Fund or the Underlying Fund's custodian upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Underlying Fund or the Underlying Fund's custodian. Each of the Underlying Funds will limit its investment in uncovered call options purchased or written by the Underlying Fund to 33 1/3% of the Underlying Fund's total assets. The Underlying Funds will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Underlying Fund or the Underlying Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Underlying Fund may elect to close the position or take delivery of the security at the exercise price and the Underlying Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Underlying Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Underlying Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When an Underlying Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Underlying Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Underlying Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that an Underlying Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ( an "Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

VIII.  Other Matters
       -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.